UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

Strategy Shares
(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY	11743
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code:	(855) 477-3837

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1. Reports to Stockholders.

(a)

Fund Overview

This Semi-Annual shareholder report contains important information about Day Hagan Smart Sector ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes to the Fund that occurred during the reporting period.

Day Hagan Smart Sector ETF

Semi-Annual Shareholder Report October 31, 2025

SSUS︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Day Hagan Smart Sector ETF	$38	0.68%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$572,833,836
Number of Portfolio Holdings	16
Portfolio Turnover Rate	58%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Vanguard Information Technology ETF
26.5%
iShares Core S&P 500 ETF
25.1%
Financial Select Sector SPDR Fund ETF
8.9%
Consumer Discretionary Select Sector SPDR Fund ETF
8.7%
Vanguard Health Care ETF
7.0%
Communication Services Select Sector SPDR Fund ETF
6.5%
Consumer Staples Select Sector SPDR Fund ETF
4.8%
Invesco S&P 500 Equal Weight ETF
3.4%
Industrial Select Sector SPDR Fund ETF
2.3%
Utilities Select Sector SPDR Fund ETF
1.5%

Security	Percent of Net Assets
Utilities Select Sector SPDR Fund ETF	1.5%
Industrial Select Sector SPDR Fund ETF	2.3%
Invesco S&P 500 Equal Weight ETF	3.4%
Consumer Staples Select Sector SPDR Fund ETF	4.8%
Communication Services Select Sector SPDR Fund ETF	6.5%
Vanguard Health Care ETF	7.0%
Consumer Discretionary Select Sector SPDR Fund ETF	8.7%
Financial Select Sector SPDR Fund ETF	8.9%
iShares Core S&P 500 ETF	25.1%
Vanguard Information Technology ETF	26.5%

Asset Allocation

(% of Net Assets)

Value	Value
Common Stocks	1.2%
Exchange-Traded Funds	96.5%
Other Assets less Liabilities	2.3%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

This is a summary of certain changes to the Fund since April 31, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector ETF

SSUS-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Day Hagan Smart Sector Fixed Income ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes to the Fund that occurred during the reporting period.

Day Hagan Smart Sector Fixed Income ETF

Semi-Annual Shareholder Report October 31, 2025

SSFI︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Day Hagan Smart Sector Fixed Income ETF	$35	0.68%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$35,567,824
Number of Portfolio Holdings	8
Portfolio Turnover Rate	20%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Vanguard Emerging Markets Government Bond ETF	1.0%
State Street SPDR Portfolio High Yield Bond ETF	2.9%
Vanguard Total International Bond ETF	5.1%
State Street SPDR Portfolio Long Term Treasury ETF	10.1%
State Street SPDR Portfolio Corporate Bond ETF	16.3%
State Street SPDR Portfolio Short Term Treasury ETF	18.7%
State Street SPDR Portfolio Intermediate Term Treasury ETF	19.8%
State Street SPDR Portfolio Mortgage Backed Bond ETF	25.3%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.2%
Other Assets less Liabilities	0.8%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

This is a summary of certain changes to the Fund since April 31, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector Fixed Income ETF

SSFI-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Day Hagan Smart Sector International ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes to the Fund that occurred during the reporting period.

Day Hagan Smart Sector International ETF

Semi-Annual Shareholder Report October 31, 2025

SSXU︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Day Hagan Smart Sector International ETF	$37	0.68%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$37,169,109
Number of Portfolio Holdings	14
Portfolio Turnover Rate	158%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
iShares MSCI Philippines ETF	5.9%
iShares MSCI Germany ETF	5.9%
iShares MSCI Thailand ETF	6.1%
iShares MSCI Poland ETF	6.1%
iShares MSCI India ETF	6.2%
iShares MSCI Chile ETF	6.5%
iShares MSCI Canada ETF	7.5%
Franklin FTSE United Kingdom ETF	7.6%
iShares MSCI China ETF	13.5%
Franklin FTSE Japan ETF	19.2%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.1%
Other Assets less Liabilities	0.9%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

This is a summary of certain changes to the Fund since April 31, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector International ETF

SSXU-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Day Hagan Smart Buffer ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes to the Fund that occurred during the reporting period.

Day Hagan Smart Buffer ETF

Semi-Annual Shareholder Report October 31, 2025

DHSB︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Day Hagan Smart Buffer ETF	$42	0.81%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$39,532,970
Number of Portfolio Holdings	1
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top 10 Holdings* ^

(% of Net Assets)

Security	Percent of Net Assets
SPDR S&P 500 ETF Trust	102.6%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Fund	102.6%
Written Call Options	(5.4)%
Purchased Put Option	5.5%
Liabilities less Other Assets	(2.7)%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^ Percentages exclude derivative securities.

This is a summary of certain changes to the Fund since April 31, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Buffer ETF

DHSB-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Eventide High Dividend ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.

Eventide High Dividend ETF

Semi-Annual Shareholder Report October 31, 2025

ELCV︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide High Dividend ETF	$26	0.49%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$150,046,722
Number of Portfolio Holdings	49
Portfolio Turnover Rate	40%

What did the Fund invest in?

Sector Allocation*

(% of Net Assets)

Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Utilities	20.3%
Energy	19.9%
Financials	15.7%
Information Technology	12.5%
Industrials	8.1%
Consumer Discretionary	7.1%
Real Estate	6.6%
Health Care	6.2%
Materials	3.0%
Other Assets/Liabilities	0.6%

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Exxon Mobil Corp.	3.1%
Amgen, Inc.	3.2%
Regions Financial Corp.	3.6%
Enbridge, Inc.	3.8%
American Express Co	4.1%
Williams Cos., Inc. (The)	4.1%
Entergy Corp.	4.7%
Home Depot, Inc. (The)	4.9%
Southern Co. (The)	5.0%
Prologis, Inc.	5.5%
Footnote	Description
Footnote*	Percentages are of the net assets of the Fund and may not equal 100% . Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/elcv, or upon request by calling 1-877-771-3836.

Eventide High Dividend ETF

ELCV-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Eventide Large Cap Growth ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.

Eventide Large Cap Growth ETF

Semi-Annual Shareholder Report October 31, 2025

ESLG︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Large Cap Growth ETF	$3	0.38%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Key Fund Statistics

Net Assets	$1,031,765
Number of Portfolio Holdings	88
Portfolio Turnover Rate	1%

What did the Fund invest in?

Sector Allocation*

(% of Net Assets)

Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Information Technology	46.6%
Industrials	16.4%
Financials	12.6%
Consumer Discretionary	7.9%
Health Care	7.8%
Materials	3.1%
Other	3.1%
Other Assets/Liabilities	2.5%

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
O'Reilly Automotive, Inc.	2.2%
Intuit, Inc.	2.3%
Moody's Corp.	2.5%
Home Depot, Inc. (The)	2.5%
Arista Networks, Inc.	2.6%
S&P Global, Inc.	2.6%
American Express Co	2.8%
Caterpillar, Inc.	3.4%
Broadcom, Inc.	4.9%
NVIDIA Corp.	11.1%
Footnote	Description
Footnote*	Percentages are of the net assets of the Fund and may not equal 100% . Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/eslg, or upon request by calling 1-877-771-3836.

Eventide Large Cap Growth ETF

ESLG-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Eventide Large Cap Value ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.

Eventide Large Cap Value ETF

Semi-Annual Shareholder Report October 31, 2025

ESLV︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Large Cap Value ETF	$3	0.38%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Key Fund Statistics

Net Assets	$733,347
Number of Portfolio Holdings	95
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Allocation*

(% of Net Assets)

Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Financials	21.7%
Health Care	14.0%
Energy	12.8%
Utilities	9.9%
Industrials	9.8%
Consumer Discretionary	9.6%
Information Technology	8.4%
Materials	7.0%
Real Estate	3.5%
Other	1.8%
Other Assets/Liabilities	1.5%

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Huntington Bancshares, Inc.	2.4%
Regions Financial Corp.	2.5%
Fifth Third Bancorp	2.6%
Lowe's Cos, Inc.	2.6%
Union Pacific Corp.	3.1%
Medtronic plc	3.1%
Amgen, Inc.	3.2%
Duke Energy Corp.	3.2%
Home Depot, Inc. (The)	3.4%
Exxon Mobil Corp.	5.7%
Footnote	Description
Footnote*	Percentages are of the net assets of the Fund and may not equal 100% . Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/eslv, or upon request by calling 1-877-771-3836.

Eventide Large Cap Value ETF

ESLV-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Eventide Small Cap ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.

Eventide Small Cap ETF

Semi-Annual Shareholder Report October 31, 2025

ESSC︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Small Cap ETF	$4	0.48%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Key Fund Statistics

Net Assets	$1,011,194
Number of Portfolio Holdings	342
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Allocation*

(% of Net Assets)

Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Health Care	20.3%
Financials	19.5%
Industrials	17.3%
Information Technology	16.5%
Consumer Discretionary	10.1%
Utilities	4.1%
Materials	3.5%
Real Estate	3.2%
Energy	2.7%
Other	1.8%
Other Assets/Liabilities	1.0%

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
FNB Corp.	0.7%
Associated Bancorp	0.7%
Southwest Gas Holdings, Inc.	0.7%
InterDigital, Inc.	0.7%
Newmark Group, Inc.	0.7%
Argan, Inc.	0.7%
Archrock, Inc.	0.8%
Marcus & Millichap, Inc.	0.8%
Element Solutions, Inc.	0.8%
Celcuity, Inc.	0.9%
Footnote	Description
Footnote*	Percentages are of the net assets of the Fund and may not equal 100% . Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/essc, or upon request by calling 1-877-771-3836.

Eventide Small Cap ETF

ESSC-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Eventide US Market ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.

Eventide US Market ETF

Semi-Annual Shareholder Report October 31, 2025

ESUM︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide US Market ETF	$21	0.39%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$128,339,290
Number of Portfolio Holdings	149
Portfolio Turnover Rate	26%

What did the Fund invest in?

Sector Allocation*

(% of Net Assets)

Value	Value
Sector Allocation header row for footnote (Will not show in TSR output)Footnote Reference*
Information Technology	36.6%
Industrials	16.3%
Financials	12.6%
Health Care	9.3%
Consumer Discretionary	8.7%
Utilities	5.3%
Materials	3.7%
Energy	2.5%
Real Estate	2.0%
Other	1.8%
Other Assets/Liabilities	1.2%

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
ServiceNow, Inc.	1.5%
American Express Co	1.6%
Arista Networks, Inc.	1.6%
Exxon Mobil Corp.	1.6%
Eli Lilly & Co.	1.6%
Lam Research Corp.	1.6%
Home Depot, Inc. (The)	1.7%
Caterpillar, Inc.	1.8%
Broadcom, Inc.	3.4%
NVIDIA Corp.	7.7%
Footnote	Description
Footnote*	Percentages are of the net assets of the Fund and may not equal 100% . Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/esum, or upon request by calling 1-877-771-3836.

Eventide US Market ETF

ESUM-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Strategy Shares Gold Enhanced Yield ETF (the "Fund") (formerly "Strategy Shares Gold-Hedged Bond ETF") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://strategysharesetfs.com/goly/. You can also request this information by contacting 1-855-477-3837.

Strategy Shares Gold Enhanced Yield ETF

Semi-Annual Shareholder Report October 31, 2025

GOLY︳Cboe BZX Exchange

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Strategy Shares Gold Enhanced Yield ETF	$43	0.78%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$122,152,439
Number of Portfolio Holdings	35
Portfolio Turnover Rate	9%

What did the Fund invest in?

Top 10 Holdings* ^

(% of Net Assets)

Citigroup, Inc.
3.8%
Wells Fargo & Co.
3.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.7%
Verizon Communications, Inc.
3.8%
Equinix, Inc.
3.7%
Walt Disney Co. (The)
3.6%
JPMorgan Chase & Co.
3.6%
Goldman Sachs Group, Inc. (The)
3.4%
Boeing Co. (The)
3.4%
Orange SA
3.3%

Security	Percent of Net Assets
Orange SA	3.3%
Boeing Co. (The)	3.4%
Goldman Sachs Group, Inc. (The)	3.4%
JPMorgan Chase & Co.	3.6%
Walt Disney Co. (The)	3.6%
Equinix, Inc.	3.7%
Verizon Communications, Inc.	3.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	3.7%
Wells Fargo & Co.	3.8%
Citigroup, Inc.	3.8%

Asset Allocation*

(% of Net Assets)

Value	Value
Corporate Bonds	89.9%
Yankee Dollars	6.3%
Other Assets less Liabilities	2.6%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^  Percentages exclude derivative securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual  Financial Statements, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/goly/, or upon request by calling 1-855-477-3837.

Strategy Shares Gold Enhanced Yield ETF

GOLY-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Strategy Shares Nasdaq 7HANDLTM Index ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://strategysharesetfs.com/hndl/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Nasdaq 7HANDL™ Index ETF

Semi-Annual Shareholder Report October 31, 2025

HNDL︳NASDAQ

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Strategy Shares Nasdaq 7HANDL™ Index ETF	$42	0.79%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$665,313,517
Number of Portfolio Holdings	23
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top 10 Holdings* ^

(% of Net Assets)

State Street SPDR Portfolio Aggregate Bond ETF
11.3%
iShares Core U.S. Aggregate Bond ETF
11.3%
Vanguard Total Bond Market ETF
11.3%
Invesco NASDAQ 100 ETF
7.6%
Utilities Select Sector SPDR Fund ETF
6.9%
Global X MLP & Energy Infrastructure ETF
6.9%
Vanguard Dividend Appreciation ETF
6.1%
WisdomTree U.S. Efficient Core Fund ETF
5.7%
Schwab U.S. REIT ETF
4.8%
JPMorgan Equity Premium Income ETF
4.3%

Security	Percent of Net Assets
JPMorgan Equity Premium Income ETF	4.3%
Schwab U.S. REIT ETF	4.8%
WisdomTree U.S. Efficient Core Fund ETF	5.7%
Vanguard Dividend Appreciation ETF	6.1%
Global X MLP & Energy Infrastructure ETF	6.9%
Utilities Select Sector SPDR Fund ETF	6.9%
Invesco NASDAQ 100 ETF	7.6%
Vanguard Total Bond Market ETF	11.3%
iShares Core U.S. Aggregate Bond ETF	11.3%
State Street SPDR Portfolio Aggregate Bond ETF	11.3%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	96.1%
U.S. Treasury Obligations	3.0%
Other Assets less Liabilities	0.9%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^  Percentages exclude derivative securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual  Financial Statements, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/hndl/, or upon request by calling 1-855-477-3837.

Strategy Shares Nasdaq 7HANDL™ Index ETF

HNDL-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about Strategy Shares Newfound/ReSolve Robust Momentum ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://strategysharesetfs.com/romo/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Newfound/ReSolve Robust Momentum ETF

Semi-Annual Shareholder Report October 31, 2025

ROMO︳Cboe BZX Exchange

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Strategy Shares Newfound/ReSolve Robust Momentum ETF	$40	0.75%

*  Annualized for periods less than one year

Key Fund Statistics

Net Assets	$29,528,175
Number of Portfolio Holdings	5
Portfolio Turnover Rate	163%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
iShares 7-10 Year Treasury Bond ETF	0.4%
iShares Core MSCI Emerging Markets ETF	25.0%
iShares Core MSCI EAFE ETF	34.7%
iShares Core S&P 500 ETF	39.5%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.6%
Other Assets less Liabilities	0.4%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual  Financial Statements, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/romo/, or upon request by calling 1-855-477-3837.

Strategy Shares Newfound/ReSolve Robust Momentum ETF

ROMO-10/25-SAR

Fund Overview

This Semi-Annual shareholder report contains important information about  Monopoly ETF (the "Fund") for the period of  May 15, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://strategysharesetfs.com/mply/. You can also request this information by contacting us at 1-855-477-3837.

Monopoly ETF

Semi-Annual Shareholder Report October 31, 2025

MPLY︳Cboe BZX Exchange

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Monopoly ETF	$40	0.78%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Key Fund Statistics

Net Assets	$11,309,002
Number of Portfolio Holdings	99
Portfolio Turnover Rate	5%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Apple, Inc.
10.3%
NVIDIA Corp.
10.1%
Microsoft Corp.
9.0%
Alphabet, Inc.
8.6%
Amazon.com, Inc.
6.2%
Broadcom, Inc.
4.6%
Meta Platforms, Inc.
4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.
4.1%
Tesla, Inc.
3.8%
Walmart, Inc.
2.1%

Security	Percent of Net Assets
Walmart, Inc.	2.1%
Tesla, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	6.2%
Alphabet, Inc.	8.6%
Microsoft Corp.	9.0%
NVIDIA Corp.	10.1%
Apple, Inc.	10.3%

Asset Allocation

(% of Net Assets)

Value	Value
Common Stocks	98.6%
Other Assets less Liabilities	1.4%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual  Financial Statements, Prospectus, and Statement of Additional Information, is available on the Fund's website, https://strategysharesetfs.com/mply/, or upon request, by calling 1-855-477-3837.

Monopoly ETF

MPLY-10/25-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

Semi-Annual Financial Statements
and Other Information

Day Hagan Smart Sector ETF (SSUS)

Day Hagan Smart Sector Fixed Income ETF (SSFI)

Day Hagan Smart Sector International ETF (SSXU)

Day Hagan Smart Buffer ETF (DHSB)

OCTOBER 31, 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Day Hagan Smart Sector ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 1.2%
Communication Services — 0.7%
8,318	Alphabet, Inc., Class A	$2,338,939
2,121	Meta Platforms, Inc., Class A	1,375,150
		3,714,089
Information Technology — 0.5%
15,111	NVIDIA Corp.	3,059,826
		3,059,826
Total Common Stocks (Cost $3,969,849)		$6,773,915
Exchange-Traded Funds — 96.5%
323,141	Communication Services Select Sector SPDR Fund ETF	37,099,818
208,541	Consumer Discretionary Select Sector SPDR Fund ETF	50,035,242
359,544	Consumer Staples Select Sector SPDR Fund ETF	27,426,016
10,691	Energy Select Sector SPDR Fund ETF	942,198
978,662	Financial Select Sector SPDR Fund ETF	51,252,529
84,549	Industrial Select Sector SPDR Fund ETF	13,110,168
104,422	Invesco S&P 500 Equal Weight ETF	19,624,026
209,618	iShares Core S&P 500 ETF(a)	143,636,542
21,381	Materials Select Sector SPDR Fund ETF	1,831,710
183,973	Real Estate Select Sector SPDR Fund ETF	7,524,496
94,468	Utilities Select Sector SPDR Fund ETF	8,417,099
149,151	Vanguard Health Care ETF	40,327,447
191,289	Vanguard Information Technology ETF(b)	151,732,349
Total Exchange-Traded Funds (Cost $483,810,071)		$552,959,640
Total Investments — 97.7% (Cost $487,779,920)		$559,733,555
Net other assets (liabilities) — 2.3%		13,100,281
Net Assets — 100.0%		$572,833,836

(a)	As of October 31, 2025, investment is 25.1%. of the Fund’s net assets. See Note 9 in the Notes to Financial Statements.

(b)	As of October 31, 2025, investment is 26.4% of the Fund’s net assets. See Note 9 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 1

Day Hagan Smart Sector Fixed Income ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.2%
195,649	State Street SPDR Portfolio Corporate Bond ETF	$5,785,341
43,072	State Street SPDR Portfolio High Yield Bond ETF	1,025,114
243,757	State Street SPDR Portfolio Intermediate Term Treasury ETF	7,059,203
131,649	State Street SPDR Portfolio Long Term Treasury ETF	3,580,853
399,447	State Street SPDR Portfolio Mortgage Backed Bond ETF(a)	9,007,529
226,257	State Street SPDR Portfolio Short Term Treasury ETF	6,636,118
5,353	Vanguard Emerging Markets Government Bond ETF	364,004
36,645	Vanguard Total International Bond ETF	1,826,753
Total Exchange-Traded Funds (Cost $34,419,969)		$35,284,915
Total Investments — 99.2% (Cost $34,419,969)		$35,284,915
Net other assets (liabilities) — 0.8%		282,909
Net Assets — 100.0%		$35,567,824

(a)	As of October 31, 2025, investment is 25.3% of the Fund’s net assets. See Note 9 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements

2 | Semi-Annual Financial Statements and Other Information

Day Hagan Smart Sector International ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.1%
199,286	Franklin FTSE Japan ETF	$7,104,546
86,645	Franklin FTSE United Kingdom ETF	2,840,223
79,605	iShares MSCI Australia ETF	2,131,026
55,042	iShares MSCI Canada ETF	2,792,831
68,179	iShares MSCI Chile ETF	2,408,082
79,098	iShares MSCI China ETF	5,028,260
25,558	iShares MSCI France ETF	1,131,708
54,140	iShares MSCI Germany ETF	2,205,122
42,549	iShares MSCI India ETF	2,296,370
88,641	iShares MSCI Philippines ETF	2,176,137
67,579	iShares MSCI Poland ETF	2,278,088
16,867	iShares MSCI Switzerland ETF	933,757
37,341	iShares MSCI Thailand ETF	2,266,599
13,658	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,253,258
Total Exchange-Traded Funds (Cost $33,918,027)		$36,846,007
Total Investments — 99.1% (Cost $33,918,027)		$36,846,007
Net other assets (liabilities) — 0.9%		323,102
Net Assets — 100.0%		$37,169,109

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

SPDR — Standard and Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 3

Day Hagan Smart Buffer ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Purchased Put Option — 5.5%
578	SPDR S&P 500 ETF Trust, 9/18/26(a)	$2,161,142
		2,161,142
Total Purchased Put Option (Cost $2,122,438)		$2,161,142
Exchange-Traded Funds — 102.6%
59,500	SPDR S&P 500 ETF Trust(b)	40,582,570
Total Exchange-Traded Funds (Cost $35,757,539)		$40,582,570
Total Investments — 108.1% (Cost $37,879,977)		$42,743,712
Net other assets (liabilities) — (8.1)%		(3,210,742)
Net Assets — 100.0%		$39,532,970

(a)	See Purchased Options Contracts.

(b)	As of October 31, 2025, investment is 102.6% of the Fund’s net assets. See Note 9 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Written Options Contacts

Exchange-traded options on future contracts written as of October 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
SPDR S&P 500 ETF Trust	Call	578	42,772	1,493,374	740.00	9/17/26	(1,492,974)
SPDR S&P 500 ETF Trust	Call	578	31,501	657,964	545.00	9/17/26	(657,764)
(Total Premiums Received $2,151,338)							(2,150,738)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of October 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
SPDR S&P 500 ETF Trust	Put	578	39,304	2,122,438	680.00	9/17/26	2,161,142
(Total Cost $2,122,438)							2,161,142

See notes which are an integral part of the Financial Statements

4 | Semi-Annual Financial Statements and Other Information

Statements of Assets and Liabilities	October 31, 2025 (Unaudited)

		Day Hagan Smart	Day Hagan Smart
	Day Hagan Smart	Sector Fixed	Sector International
	Sector ETF	Income ETF	ETF
Assets:
Investments, at value (Cost $487,779,920, $34,419,969 and $33,918,027)	$559,733,555	$35,284,915	$36,846,007
Cash and Cash Equivalents	13,427,648	303,840	344,490
Total Assets	573,161,203	35,588,755	37,190,497
Liabilities:
Accrued expenses:
Advisory	327,367	20,931	21,388
Total Liabilities	327,367	20,931	21,388
Net Assets	$572,833,836	$35,567,824	$37,169,109
Net Assets consist of:
Paid-in Capital	$551,319,161	$39,131,645	$31,922,426
Total Distributable Earnings (Loss)	21,514,675	(3,563,821)	5,246,683
Net Assets	$572,833,836	$35,567,824	$37,169,109
Net Assets:	$572,833,836	$35,567,824	$37,169,109
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	11,650,000	1,640,000	1,080,000
Net Asset Value (offering and redemption price per share):	$49.17	$21.69	$34.42

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 5

Statements of Assets and Liabilities (Continued)	October 31, 2025 (Unaudited)

Day Hagan Smart
Buffer ETF
Assets:
Investments, at value
(Cost $37,879,977)	$42,743,712
Cash and Cash Equivalents	113,928
Receivable for investments sold	2,753,088
Total Assets	45,610,728
Liabilities:
Written options, at fair value	2,150,738
(Premiums received $2,151,338)
Payable for investments purchased	3,905,263
Accrued expenses:
Advisory	21,757
Total Liabilities	6,077,758
Net Assets	$39,532,970
Net Assets consist of:
Paid-in Capital	$37,702,171
Total Distributable Earnings (Loss)	1,830,799
Net Assets	$39,532,970
Net Assets:	$39,532,970
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,525,000
Net Asset Value (offering and redemption price per share):	$25.92

See notes which are an integral part of the Financial Statements

6 | Semi-Annual Financial Statements and Other Information

Statements of Operations	For the period ended October 31, 2025

		Day Hagan Smart	Day Hagan Smart
	Day Hagan Smart	Sector Fixed	Sector International
	Sector ETF	Income ETF	ETF
	Six months	Six months	Six months
	ended	ended	ended
	October 31,	October 31,	October 31,
	2025	2025	2025
	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividend income	$3,231,838	$723,792	$546,702
Interest income	535	—	—
Total Investment Income	3,232,373	723,792	546,702
Expenses:
Advisory	1,902,656	122,303	133,126
Total Net Expenses	1,902,656	122,303	133,126
Net Investment Income	1,329,717	601,489	413,576
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(3,097,362)	(85,007)	1,576,636
Net realized gains (losses) from in-kind transactions	46,931,983	182,826	2,907,469
Change in unrealized appreciation (depreciation) on investments	61,798,545	325,171	920,143
Net Realized and Unrealized Gains (Losses)	105,633,166	422,990	5,404,248
Change in Net Assets Resulting From Operations	$106,962,883	$1,024,479	$5,817,824

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 7

Statements of Operations (Continued)	For the period ended October 31, 2025

Day Hagan Smart
Buffer ETF
Six months
ended
October 31,
2025
(Unaudited)
Investment Income:
Dividend income	$196,328
Total Investment Income	196,328
Expenses:
Advisory	121,071
Interest Expense	29,472
Total Net Expenses	150,543
Net Investment Income	45,785
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(1,708,668)
Net realized gains (losses) from written options transactions	(1,864,461)
Change in unrealized appreciation (depreciation) on investments	5,565,496
Change in unrealized appreciation (depreciation) on written options	419,351
Net Realized and Unrealized Gains (Losses)	2,411,718
Change in Net Assets Resulting From Operations	$2,457,503

See notes which are an integral part of the Financial Statements

8 | Semi-Annual Financial Statements and Other Information

Statements of Changes in Net Assets

			Day Hagan Smart Sector
	Day Hagan Smart Sector ETF		Fixed Income ETF
	Six months		Six months
	ended		ended
	October 31,	Year ended	October 31,	Year ended
	2025	April 30,	2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025
From Investment Activities:
Operations:
Net investment income	$1,329,717	$3,842,503	$601,489	$1,332,732
Net realized gains from investment, in-kind transactions	43,834,621	60,870,550	97,819	190,554
Change in unrealized appreciation (depreciation) on investments	61,798,545	(6,081,653)	325,171	1,129,015
Change in net assets resulting from operations	106,962,883	58,631,400	1,024,479	2,652,301
Distributions to Shareholders:
Total distributions	—	(4,164,342)	(590,455)	(1,365,767)
Change in net assets from distributions	—	(4,164,342)	(590,455)	(1,365,767)
Capital Transactions:
Proceeds from shares issued	196,408,120	449,733,025	5,377,188	12,298,475
Cost of shares redeemed	(272,234,826)	(571,272,290)	(7,192,609)	(16,004,572)
Change in net assets from capital transactions	(75,826,706)	(121,539,265)	(1,815,421)	(3,706,097)
Change in net assets	31,136,177	(67,072,207)	(1,381,397)	(2,419,563)
Net Assets:
Beginning of period	541,697,659	608,769,866	36,949,221	39,368,784
End of period	$572,833,836	$541,697,659	$35,567,824	$36,949,221
Share Transactions:
Issued	4,325,000	11,075,000	250,000	575,000
Redeemed	(6,075,000)	(14,225,000)	(335,000)	(750,000)
Change in shares	(1,750,000)	(3,150,000)	(85,000)	(175,000)

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 9

Statements of Changes in Net Assets (Continued)

	Day Hagan Smart Sector
	International ETF		Day Hagan Smart Buffer ETF
				For the period
	Six months		Six months	February 13,
	ended		ended	2025(a)
	October 31,	Year ended	October 31,	through
	2025	April 30,	2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025
From Investment Activities:
Operations:
Net investment income	$413,576	$858,271	$45,785	$46,286
Net realized gains (losses) from investment, in-kind, and written options transactions	4,484,105	687,310	(3,573,129)	382,722
Change in unrealized appreciation (depreciation) on investments and written options	920,143	1,783,606	5,984,847	(1,120,512)
Change in net assets resulting from operations	5,817,824	3,329,187	2,457,503	(691,504)
Distributions to Shareholders:
Total distributions	—	(931,752)	—	—
Change in net assets from distributions	—	(931,752)	—	—
Capital Transactions:
Proceeds from shares issued	20,716,819	27,489,541	3,791,448	36,423,515
Cost of shares redeemed	(27,950,151)	(25,347,859)	—	(2,447,992)
Change in net assets from capital transactions	(7,233,332)	2,141,682	3,791,448	33,975,523
Change in net assets	(1,415,508)	4,539,117	6,248,951	33,284,019
Net Assets:
Beginning of period	38,584,617	34,045,500	33,284,019	—
End of period	$37,169,109	$38,584,617	$39,532,970	$33,284,019
Share Transactions:
Issued	640,000	950,000	150,000	1,475,000
Redeemed	(860,000)	(875,000)	—	(100,000)
Change in shares	(220,000)	75,000	150,000	1,375,000

(a)	Commencement of operations.

See notes which are an integral part of the Financial Statements

10 | Semi-Annual Financial Statements and Other Information

Financial Highlights

	Net Asset Value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses)	Total from investment activities	Distributions from net investment income	Total distributions	Net Asset Value, end of period	Total return at Net Asset Value(b)(c)	Ratio of Net Expenses to Average Net Assets(d)		Ratio of Gross Expenses to Average Net Assets(d)		Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at end of period (000’s)	Portfolio turnover(b)
Day Hagan Smart Sector ETF
Six months ended October 31, 2025 (Unaudited)	$40.43	0.11	8.63	8.74	—	—	$49.17	21.62%	0.68	%(e)	0.68	%(e)	0.48%	$572,834	58%
Year Ended April 30, 2025	$36.78	0.26	3.68	3.94	(0.29)	(0.29)	$40.43	10.67%	0.68	%(e)	0.68	%(e)	0.64%	$541,698	96%
Year Ended April 30, 2024	$33.42	0.43	3.31	3.74	(0.38)	(0.38)	$36.78	11.23%	0.68	%(e)	0.68	%(e)	1.21%	$608,770	296%
Year Ended April 30, 2023	$32.69	0.23	0.69	0.92	(0.19)	(0.19)	$33.42	2.89%	0.68	%(e)	0.68	%(e)	0.74%	$425,303	207%
Year Ended April 30, 2022	$32.46	0.18	0.25	0.43	(0.20)	(0.20)	$32.69	1.26%	0.68	%(e)	0.68	%(e)	0.52%	$467,407	111%
Year Ended April 30, 2021	$22.04	0.20	10.36	10.56	(0.14)	(0.14)	$32.46	48.02%	0.68	%(e)	0.68	%(e)	0.71%	$221,537	84%

Day Hagan Smart Sector Fixed Income ETF
Six months ended October 31, 2025 (Unaudited)	$21.42	0.36	0.25	0.61	(0.34)	(0.34)	$21.69	2.89%	0.68	%(e)	0.68	%(e)	3.34%	$35,568	20%
Year Ended April 30, 2025	$20.72	0.74	0.73	1.47	(0.77)	(0.77)	$21.42	7.17%	0.68	%(e)	0.68	%(e)	3.46%	$36,949	123%
Year Ended April 30, 2024	$21.91	0.80	(1.13)	(0.33)	(0.86)	(0.86)	$20.72	(1.55)%	0.68	%(e)	0.68	%(e)	3.75%	$39,369	124%
Year Ended April 30, 2023	$22.89	0.60	(1.12)	(0.52)	(0.46)	(0.46)	$21.91	(2.21)%	0.68	%(e)	0.68	%(e)	2.72%	$42,717	174%
September 28, 2021(g) through April 30, 2022	$24.85	0.27	(2.02)	(1.75)	(0.21)	(0.21)	$22.89	(7.10)%	0.68	%(e)	0.68	%(e)	1.87%	$24,611	85%

Day Hagan Smart Sector International ETF
Six months ended October 31, 2025 (Unaudited)	$29.68	0.34	4.40	4.74	—	—	$34.42	15.97%	0.68	%(e)	0.68	%(e)	2.11%	$37,169	158%
Year Ended April 30, 2025	$27.79	0.68	1.97	2.65	(0.76)	(0.76)	$29.68	9.71%	0.68	%(e)	0.68	%(e)	2.35%	$38,585	321%
Year Ended April 30, 2024	$27.46	0.66	0.23	0.89	(0.56)	(0.56)	$27.79	3.29%	0.68	%(e)	0.68	%(e)	2.42%	$34,046	378%
June 30, 2022(g) through April 30, 2023	$24.82	0.09	2.71	2.80	(0.16)	(0.16)	$27.46	11.36%	0.68	%(e)	0.68	%(e)	0.40%	$17,852	231%

Day Hagan Smart Buffer ETF
Six months ended October 31, 2025 (Unaudited)	$24.21	0.03	1.68	1.71	—	—	$25.92	7.06%	0.81	%(e)(f)	0.81	%(e)(f)	0.25%	$39,533	16%
February 13, 2025(g) through April 30, 2025	$25.00	0.04	(0.83)	(0.79)	—	—	$24.21	(3.16)%	0.79	%(e)(f)	0.79	%(e)(f)	0.81%	$33,284	—%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year.

(e)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(f)	Excluding interest expense, the net expense ratio would have been 0.65%.

(g)	Commencement of operations.

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 11

Notes to Financial Statements	October 31, 2025 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in thirteen separate series. The accompanying Financial Statements relate to the following series: Day Hagan Smart Sector ETF (SSUS), Day Hagan Smart Sector Fixed Income ETF (SSFI), Day Hagan Smart Sector International ETF (SSXU), and the Day Hagan Smart Buffer ETF (DHSB) (individually referred to as a “Fund,” or collectively as the “Funds”). On September 28, 2024, the Day Hagan Smart Sector Fixed Income ETF (SSFI) changed from a non-diversified fund to a diversified fund under the 1940 Act. Day Hagan Smart Sector ETF (SSUS) is also classified as a diversified fund under the 1940 Act, while Day Hagan Smart Sector International ETF (SSXU) and Day Hagan Smart Buffer ETF (DHSB) are classified as non-diversified under the 1940 Act. Each Fund is an actively-managed exchange-traded fund. The investment objective of the Day Hagan Smart Sector ETF and the Day Hagan Smart Buffer ETF is to seek long-term capital appreciation and preservation of capital. The investment objective of the Day Hagan Smart Sector Fixed Income ETF and the Day Hagan Smart Sector International ETF is to seek total return, consisting of income and capital appreciation. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management (the “Advisor”) is the Funds’ investment adviser.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

12 | Semi-Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of October 31, 2025.

Fund	Level 1	Total Investments
Day Hagan Smart Sector ETF
Common Stocks	$6,773,915	$6,773,915
Exchange-Traded Funds	552,959,640	552,959,640
Total Investments	$559,733,555	$559,733,555

Day Hagan Smart Sector
Fixed Income ETF
Exchange-Traded Funds	35,284,915	35,284,915
Total Investments	$35,284,915	$35,284,915

Day Hagan Smart Sector
International ETF
Exchange-Traded Funds	36,846,007	36,846,007
Total Investments	$36,846,007	$36,846,007

Day Hagan Smart Buffer ETF
Purchased Put Option	2,161,142	2,161,142
Exchange-Traded Fund	40,582,570	40,582,570
Total Investments	$42,743,712	$42,743,712

Other Financial Instruments(a)
Written Options Contracts	—	(2,150,738)
Total Other Financial Instruments	$(2,150,738)	$(2,150,738)

(a)	Other financial instruments include derivative instruments, such as written options, which are valued at fair value.

For the period ended October 31, 2025, there were no Level 2 or Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during the period.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Derivative Instruments

Options Contracts:

Purchased Options: The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options: The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of October 31, 2025, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of October 31, 2025, and the monthly average notional amount for these contracts for the period ended October 31, 2025, were as follows:

	Outstanding Notional Amount	Monthly Average Notional Amount
Purchased Options:
Day Hagan Smart Buffer ETF	$39,304,000	$35,707,583

Written Options:
Day Hagan Smart Buffer ETF	74,273,000	66,347,917

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2025:

	Assets	Liabilities
	Investments, at Value for Purchased Options	Written Options, at Value
Equity Risk Exposure
Day Hagan Smart Buffer ETF	$2,161,142	$2,150,738

Semi-Annual Financial Statements and Other Information | 13

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended October 31, 2025:

	Net Realized Gains (Losses) from		Net Change in Unrealized Appreciation (Depreciation) on
	Purchased Options(a)	Written Options	Purchased Options(b)	Written Options
Equity Risk Exposure:
Day Hagan Smart Buffer ETF	$(2,403,010)	$(1,864,461)	$(1,248,985)	$(419,351)

(a)	These are included with realized gains (losses) from investment transactions on the Statements of Operations.

(b)	These are included with change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

E. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Day Hagan Smart Sector ETF, Day Hagan Smart Sector International ETF and Day Hagan Smart Buffer ETF, dividends from net investment income, if any, are declared and paid annually. For the Day Hagan Smart Sector Fixed Income ETF, dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e. g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

F. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management (the “Advisor”), serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds’ portfolios. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for each Fund to operate to be provided by other service providers. Day Hagan Smart Sector ETF, Day Hagan Smart Sector Fixed Income ETF and Day Hagan Smart Sector International ETF pay 0.68%, while Day Hagan Smart Buffer ETF pays 0.65% of its average daily net assets, computed daily and paid monthly, for advisory services it receives from the Advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ Advisory fee; taxes; brokerage commissions and trading costs; interest expense (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Funds (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of each Fund’s expenses to be paid and to compensate the Advisor for providing services for the Funds.

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, each Fund may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Day Hagan Smart Sector ETF	$313,670,990	$324,569,465
Day Hagan Smart Sector Fixed Income ETF	7,312,128	6,972,258
Day Hagan Smart Sector International ETF	61,762,798	59,698,492
Day Hagan Smart Buffer ETF	5,675,220	7,532,487

14 | Semi-Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

Purchases and sales of in-kind transactions for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Day Hagan Smart Sector ETF	$194,129,441	$271,119,915
Day Hagan Smart Sector Fixed Income ETF	5,305,193	7,127,598
Day Hagan Smart Sector International ETF	20,207,910	28,150,617
Day Hagan Smart Buffer ETF	3,587,628	—

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i. e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

As of tax year ended April 30, 2025, the tax cost of securities including written options and the breakdown of unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Day Hagan Smart Sector ETF	$533,262,398	$16,298,196	$(7,571,256)	$8,726,940
Day Hagan Smart Sector Fixed Income ETF	35,871,358	547,801	(74,699)	473,102
Day Hagan Smart Sector International ETF	35,441,228	2,354,118	(475,186)	1,878,932
Day Hagan Smart Buffer ETF	34,000,337	1,287,689	(2,408,201)	(1,120,512)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the tax year ended April 30, 2025, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Day Hagan Smart Sector ETF	$4,164,342	$—	$4,164,342	$—	$4,164,342
Day Hagan Smart Sector Fixed Income ETF	1,365,767	—	1,365,767	—	1,365,767
Day Hagan Smart Sector International ETF	931,752	—	931,752	—	931,752
Day Hagan Smart Buffer ETF	—	—	—	—	—

As of tax year ended April 30, 2025, the components of distributed earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributed Earnings	Accumulated Capital and Other Losses		Unrealized Appreciation (Depreciation)	Total Distributed Earnings (Loss)
Day Hagan Smart Sector ETF	$442,663	$—	$442,663	$(94,617,811)		$8,726,940	$(85,448,208)
Day Hagan Smart Sector Fixed Income ETF	86,935	—	86,935	(4,557,881)		473,102	(3,997,844)
Day Hagan Smart Sector International ETF	—	—	—	(2,450,073)		1,878,932	(571,141)
Day Hagan Smart Buffer ETF	496,579	—	496,579	(2,771	) (a)	(1,120,512)	(626,704)

(a)	Includes a straddle loss deferral in the amount of $2,771.

Semi-Annual Financial Statements and Other Information | 15

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

Permanent Tax Differences:

As of the tax year ended April 30, 2025, the following reclassifications relating primarily to redemptions in-kind and taxable overdistributions have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

Fund	Total Distributable Earnings (Loss)	Paid-In Capital
Day Hagan Smart Sector ETF	$(59,278,461)	$59,278,461
Day Hagan Smart Sector Fixed Income ETF	(294,336)	294,336
Day Hagan Smart Sector International ETF	(1,444,138)	1,444,138
Day Hagan Smart Buffer ETF	64,800	(64,800)

Temporary tax differences (e.g. wash sales) do not require a reclassification.

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following tax year for tax purposes. The following Fund’s deferred losses are as follows:

Fund	Late Year Ordinary Loss Deferrals
Day Hagan Smart Sector International ETF	$76,873

As of tax year ended April 30, 2025, the following Funds utilized capital loss carryforwards (“CLCF”) to offset capital gains as follows:

Fund	CLCF Utilized
Day Hagan Smart Sector ETF	$764,778

The Funds have net CLCF as summarized in the table below. These CLCF’s are not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Day Hagan Smart Sector ETF	$91,433,011	$3,184,800	$94,617,811
Day Hagan Smart Sector Fixed Income ETF	3,440,177	1,117,704	4,557,881
Day Hagan Smart Sector International ETF	2,351,724	21,476	2,373,200
Day Hagan Smart Buffer ETF	—	—	—

(7) Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8) New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

(9) Underlying Fund Investments

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. As of October 31, 2025, the following underlying funds comprised 25% or more of the net assets:

Percentage (%)
Day Hagan Smart Sector ETF
iShares Core S&P 500 ETF	25.1%
Vanguard Information Technology ETF	26.5%
Day Hagan Smart Sector Fixed Income ETF
State Street SPDR Portfolio Mortgage Backed Bond ETF	25.3%
Day Hagan Smart Buffer ETF
SPDR S&P 500 ETF Trust	102.6%

The financial statements of these underlying funds, including their portfolio of investments, can be found at the SEC’s website www.sec. gov and should be read in conjunction with these financial statements.

(10) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2025.

16 | Semi-Annual Financial Statements and Other Information

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Because the Advisor has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Funds from the Advisor’s investment advisory fees.

Semi-Annual Financial Statements and Other Information | 17

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Approval of the Investment Advisory Agreement between Strategy Shares (the “Trust”) and Ashton Thomas Advisors LLC, doing business as Day Hagan Asset Management (“Ashton Thomas”), with respect to Day Hagan Smart Sector ETF (“Day Hagan ETF”), Day Hagan Smart Sector Fixed Income ETF (“Day Hagan Income ETF”), Day Hagan Smart Sector International ETF (“Day Hagan International ETF”), and Day Hagan Smart Buffer ETF (collectively, the “Day Hagan-Advised ETFs”)

At a meeting of the Board of Trustees (the “Board”) of the Trust held on March 25, 2025, the Board, a majority of which is composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved a new investment advisory agreement between the Trust and Ashton Thomas with respect to the Day Hagan-Advised ETFs (the “Ashton Thomas Advisory Agreement”).

The Board considered that Ashton Thomas was proposed to serve as the investment advisor of the Day Hagan-Advised ETFs as a result of a transaction pursuant to which Ashton Thomas Private Wealth LLC, the parent company of Ashton Thomas, would acquire the investment advisory business of Day Hagan Asset Management (“Day Hagan”), the Day Hagan-Advised ETFs’ then current investment advisor, and would hire Day Hagan’s employees to continue to provide investment advisory services to the Day Hagan-Advised ETFs as employees of Ashton Thomas, subject to approval by the shareholders of the Day Hagan-Advised ETFs (the “Transaction”). The shareholders of the Day Hagan-Advised ETFs subsequently approved the appointment of Ashton Thomas as the investment advisor of the Day Hagan-Advised ETFs.

In connection with the Board’s consideration of the approval of the Ashton Thomas Advisory Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Ashton Thomas. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Ashton Thomas Advisory Agreement. Below is a summary of the Board’s considerations.

Nature, Extent, and Quality of Services. With respect to the nature, extent and quality of the services to be provided under the new agreement, the Board considered Ashton Thomas’s financial condition and the capabilities of the portfolio management, compliance and other personnel who would provide services to the funds. The Board noted that the same portfolio management teams then providing services to the Day Hagan-Advised ETFs would continue to provide services to the Day Hagan-Advised ETFs through Ashton Thomas. Further, the Board evaluated Ashton Thomas’s current and anticipated personnel and the ability of such personnel to manage each Day Hagan-Advised ETF’s investments in accordance with its stated investment objective and policies after the Transaction. The Board further considered whether the Day Hagan-Advised ETFs may benefit from the infrastructure and resources to be provided by Ashton Thomas after the Transaction.

Investment Performance. The Board noted that the investment objectives and principal investment strategies of the Day Hagan-Advised ETFs would remain the same after the Transaction. The Board also considered that investment team’s ability to implement the investment strategies of the Day Hagan-Advised ETFs is expected to be unchanged by the Transaction. The Board compared each Day Hagan-Advised ETF’s performance for various periods ended December 31, 2024, to its benchmark, peer group, and Morningstar category.

The Day Hagan ETF underperformed its benchmark, the S&P 500 Index, and the Morningstar Large Blend category for the one- and three-year, and since-inception (January 17, 2020) periods. The Day Hagan ETF outperformed its peer group for the since-inception period and underperformed for the one- and three-year periods.

The Day Hagan Income ETF underperformed its benchmark, the Bloomberg US Aggregate Bond Index, its peer group, and the Morningstar Nontraditional Fixed Income category for the one- and three-year and since-inception (September 27, 2021) periods.

The Day Hagan International ETF outperformed its benchmark, the MSCI ACWI ex USA Index, for the one-year and since-inception (June 27, 2022) periods, outperformed its peer group and the Morningstar Foreign Large Blend category for the since-inception period, and underperformed the peer group and Morningstar category for the one-year period.

The Board noted that the principal investment strategy of Day Hagan Smart Buffer ETF was similar to that used to manage a composite of separately managed accounts that outperformed the Bloomberg US Aggregate Bond Index for the one-, three-, five- and ten-year periods ended December 31, 2024, and underperformed Day Hagan Smart Buffer ETF’s peer group and Morningstar US Derivative Income category averages for the same periods.

Fees and Expenses. The Board considered that there would be no changes to the advisory fees under the Ashton Thomas Advisory Agreement and noted that unitary advisory fee for each of the Day Hagan ETF, Day Hagan Income ETF, and Day Hagan International ETF was 0.68% of its average daily net assets, and that the unitary advisory fee of Day Hagan Smart Buffer ETF was 0.65% of its average daily net assets. The Board also considered that Ashton Thomas does not expect changes to the fees charged to the Day Hagan-Advised ETFs after the Transaction.

18 | Semi-Annual Financial Statements and Other Information

Item 11. (Unaudited) (Continued)

The Board also considered information comparing each Day Hagan-Advised ETF’s advisory fee and expense ratio to the advisory fees and expense ratios of each Day Hagan-Advised ETF’s respective peer group and Morningstar category.

The Day Hagan ETF’s unitary advisory fee was higher than the median and average advisory fees and expense ratios of the peer group and Morningstar Large Blend category, but within the ranges of both, even when factoring in acquired fund fees and expenses. The fees and expenses were considered higher due to the research and investment analysis associated with the investment model and acquired fund fees and expenses.

The Day Hagan Income ETF’s unitary advisory fee was higher than the median advisory fees of its peer group but equal to the median of its Morningstar Nontraditional Fixed Income category, higher than the average advisory fees of the peer group and Morningstar category, but within the ranges of both. The Day Hagan Income ETF’s unitary advisory fee was also lower than the median and average expense rations of the peer group and Morningstar category. When factoring in acquired fund fees and expenses, the Day Hagan Income ETF’s expense ratio was lower than the median but equal to the average expense ratio of the peer group, higher than the median but lower than the average expense ratio of the Morningstar category, but within the ranges of both. The fees and expenses were considered higher due to the research and investment analysis associated with the investment model and acquired fund fees and expenses.

The Day Hagan International ETF’s unitary advisory fee was higher than the median and average advisory fees and expense ratios of its peer group and Morningstar Foreign Large Blend category, but within the ranges of both. When factoring in acquired fund fees and expenses, the Day Hagan International ETF’s expense ratio was higher than the median and average expense ratio of the peer group and Morningstar category, although the highest for the peer group and within the range of the Morningstar category. The fees and expenses were considered higher due to the research and investment analysis associated with the investment model and acquired fund fees and expenses.

Day Hagan Smart Buffer ETF’s unitary advisory fee was lower than the median advisory fees of its peer group and Morningstar US Derivative Income category, higher than the average advisory fees of the peer group but lower than the average advisory fees for the Morningstar category, and lower than the net expenses of both the peer group and Morningstar category.

Profitability. The Board also reviewed the estimated compensation and benefits to be received by Ashton Thomas from its potential relationship with the Day Hagan-Advised ETFs. In this regard, the Board took into consideration that the advisory fee for each Day Hagan-Advised ETF was, and will continue to be after the Transaction, structured as a “unified fee,” pursuant to which Ashton Thomas would, as Day Hagan had to date, pay all routine expenses of each Day Hagan-Advised ETF, except for the management fee; payments under any Rule 12b-1 plan; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Day Hagan-Advised ETF (such as litigation or reorganizational costs, each of which is paid by the Day Hagan-Advised ETF), and considered the benefits that accrue to each Day Hagan-Advised ETF as a result of this fee structure. The Board noted that Ashton Thomas will therefore be contractually responsible for compensating the Trust’s other service providers and paying each Day Hagan-Advised ETF’s other expenses out of its own fees and resources.

“Fall-out” Benefits. The Board then considered the extent to which Ashton Thomas might derive ancillary (or fall-out) benefits as a result of its relationships with the Day Hagan-Advised ETFs. For example, the Board noted that Ashton Thomas may engage in soft dollar transactions in the future, although it currently does not plan to do so. The Board also noted that Ashton Thomas may obtain a reputational benefit from the success of the Day Hagan-Advised ETFs.

Economies of Scale. The Board considered information provided by Ashton Thomas pertaining to economies of scale. The Board also considered whether economies of scale could be realized with the Day Hagan-Advised ETFs being part of a larger organization, which could increase Ashton Thomas’s profitability compared to that of Day Hagan. Notwithstanding the potential for Ashton Thomas to realize higher profitability than Day Hagan after the Transaction, the Board noted that each Day Hagan-Advised ETF would continue to benefit from the unified fee structure, which provides a level of certainty in expenses for each Day Hagan-Advised ETF.

Conclusion. Based on its review of the facts and circumstances related to the Ashton Thomas Advisory Agreement, the Board, including the Independent Trustees, concluded that each Day Hagan-Advised ETF and its shareholders could benefit from Ashton Thomas’s management under the Agreement. Thus, the Board determined that the approval of the Agreement with respect to each Day Hagan-Advised ETF was appropriate and in the best interest of each Day Hagan-Advised ETF and its shareholders. In its deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements for each Day Hagan-Advised ETF, as outlined in the Ashton Thomas Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

Semi-Annual Financial Statements and Other Information | 19

Semi-Annual Financial Statements and Other Information

Eventide High Dividend ETF (ELCV)

Eventide Large Cap Growth ETF (ESLG)

Eventide Large Cap Value ETF (ESLV)

Eventide Small Cap ETF (ESSC)

Eventide US Market ETF (ESUM)

OCTOBER 31, 2025

Item 7 – Financial Statements and Additional Information

Eventide High Dividend ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.4%
Consumer Discretionary — 7.1%
19,340	Home Depot, Inc. (The)	$7,341,271
13,672	Lowe’s Cos, Inc.	3,255,713
		10,596,984
Energy — 19.9%
37,258	Atlas Energy Solutions, Inc.	461,254
31,656	Baker Hughes Co.	1,532,467
33,220	ConocoPhillips	2,951,929
10,039	Diamondback Energy, Inc.	1,437,484
123,320	Enbridge, Inc.	5,749,178
28,345	EQT Corp.	1,518,725
40,480	Exxon Mobil Corp.	4,629,293
47,801	Halliburton Co.	1,282,979
21,333	ONEOK, Inc.	1,429,311
12,680	Targa Resources Corp.	1,953,227
5,245	Valero Energy Corp.	889,342
106,567	Williams Cos., Inc. (The)	6,167,032
		30,002,221
Financials — 15.7%
17,084	American Express Co.	6,162,711
298,554	Huntington Bancshares, Inc.	4,609,674
50,721	Nasdaq, Inc.	4,336,139
224,776	Regions Financial Corp.	5,439,579
6,268	S&P Global, Inc.	3,053,832
		23,601,935
Health Care — 6.2%
15,892	Amgen, Inc.	4,742,650
15,363	Medtronic plc	1,393,424
81,982	Royalty Pharma plc, Class A	3,077,604
		9,213,678
Industrials — 8.1%
5,991	Caterpillar, Inc.	3,458,365
59,808	Fastenal Co.	2,461,099
2,421	GE Vernova, Inc.	1,416,624
1,667	Quanta Services, Inc.	748,700
6,827	Trane Technologies plc	3,062,934
5,331	Waste Management, Inc.	1,064,974
		12,212,696
Shares		Value
Common Stocks — 99.4% - (Continued)
Information Technology — 12.5%
8,758	Broadcom, Inc.	$3,237,220
10,066	Dell Technologies, Inc., Class C	1,630,793
1,935	Intuit, Inc.	1,291,709
2,012	KLA Corp.	2,431,985
21,629	Lam Research Corp.	3,405,701
8,226	NVIDIA Corp.	1,665,683
8,972	SAP SE ADR	2,332,810
3,493	Seagate Technology Holdings PLC	893,789
6,205	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,864,168
		18,753,858
Materials — 3.0%
85,733	International Paper Co.	3,312,723
2,740	Linde plc	1,146,142
		4,458,865
Real Estate — 6.6%
9,375	American Tower Corp.	1,677,938
65,964	Prologis, Inc.	8,185,473
		9,863,411
Utilities — 20.3%
8,170	Constellation Energy Corp.	3,080,090
32,380	Duke Energy Corp.	4,024,834
74,110	Entergy Corp.	7,121,229
18,239	NextEra Energy, Inc.	1,484,655
9,421	Public Service Enterprise Group, Inc.	758,956
80,248	Southern Co. (The)	7,546,521
14,742	Vistra Corp.	2,775,919
32,830	WEC Energy Group, Inc.	3,668,096
		30,460,300
Total Common Stocks (Cost $137,841,224)		$149,163,948
Total Investments — 99.4% (Cost $137,841,224)		$149,163,948
Net other assets (liabilities) — 0.6%		882,774

Net Assets — 100.0%		$150,046,722

ADR — American Depositary Receipt

PLC — Public Liability Company

S&P — Standard and Poor’s

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 1

Eventide Large Cap Growth ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 97.5%
Communication Services — 0.3%
64	Trade Desk, Inc. (The), Class A †	$3,218
		3,218
Consumer Discretionary — 7.9%
29	Aptiv plc †	2,352
120	Chewy, Inc., Class A †	4,046
40	Deckers Outdoor Corp. †	3,260
4	Garmin, Ltd.	856
68	Home Depot, Inc. (The)	25,813
96	Lowe’s Cos, Inc.	22,860
4	Magna International, Inc.	189
244	O’Reilly Automotive, Inc. †	23,043
		82,419
Energy — 0.1%
5	Exxon Mobil Corp.	572
		572
Financials — 12.6%
80	American Express Co.	28,859
32	Arthur J. Gallagher & Co.	7,984
41	Houlihan Lokey, Inc.	7,342
112	Huntington Bancshares, Inc.	1,730
53	Moody’s Corp.	25,456
124	Nasdaq, Inc.	10,601
53	Progressive Corp. (The)	10,918
12	Regions Financial Corp.	290
56	S&P Global, Inc.	27,284
180	SoFi Technologies, Inc. †	5,342
113	Toast, Inc., Class A †	4,084
		129,890
Health Care — 7.8%
188	Boston Scientific Corp. †	18,935
48	Doximity, Inc., Class A †	3,168
25	Eli Lilly & Co.	21,572
8	GeneDx Holdings Corp. †	1,095
25	Intuitive Surgical, Inc. †	13,357
48	Stryker Corp.	17,100
17	Veeva Systems, Inc., Class A †	4,950
		80,177
Industrials — 16.4%
61	Automatic Data Processing, Inc.	15,878
17	Builders FirstSource, Inc. †	1,975
60	Caterpillar, Inc.	34,636
192	Copart, Inc. †	8,258
104	Fastenal Co.	4,280
32	Ferguson Enterprises, Inc.	7,952
21	GE Vernova, Inc.	12,288
49	Illinois Tool Works, Inc.	11,952
24	Paycom Software, Inc.	4,490
9	Quanta Services, Inc.	4,042
16	RB Global, Inc.	1,588
13	Rockwell Automation, Inc.	4,789
49	Thomson Reuters Corp.	7,500
36	Trane Technologies plc	16,151
76	Union Pacific Corp.	16,748
80	Waste Management, Inc.	15,981
		168,508
Shares		Value
Common Stocks — 97.5% - (Continued)
Information Technology — 46.6%
64	Advanced Micro Devices, Inc. †	$16,392
168	Arista Networks, Inc. †	26,492
136	Broadcom, Inc.	50,270
64	Cadence Design Systems, Inc. †	21,676
76	Ciena Corp. †	14,434
37	Credo Technology Group Holding, Ltd. †	6,942
28	Crowdstrike Holdings, Inc., Class A †	15,204
36	Datadog, Inc., Class A †	5,861
56	Dell Technologies, Inc., Class C	9,072
64	Docusign, Inc. †	4,681
61	Dynatrace, Inc. †	3,085
45	Flex, Ltd. †	2,813
100	Fortinet, Inc. †	8,643
16	Guidewire Software, Inc. †	3,738
4	HubSpot, Inc. †	1,968
36	Intuit, Inc.	24,031
5	KLA Corp.	6,044
104	Lam Research Corp.	16,376
16	Manhattan Associates, Inc. †	2,913
24	Micron Technology, Inc.	5,370
52	Motorola Solutions, Inc.	21,149
36	Nutanix, Inc., Class A †	2,565
568	NVIDIA Corp.	115,013
41	Okta, Inc. †	3,753
96	Palo Alto Networks, Inc. †	21,143
4	Roper Technologies, Inc.	1,785
13	Rubrik, Inc., Class A †	979
17	SAP SE ADR	4,420
12	Seagate Technology Holdings PLC	3,071
25	ServiceNow, Inc. †	22,982
29	Shopify, Inc., Class A †	5,042
25	Snowflake, Inc. †	6,872
28	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,412
32	Workday, Inc., Class A †	7,677
32	Zscaler, Inc. †	10,596
		481,464
Materials — 3.1%
45	Ecolab, Inc.	11,538
29	Linde plc	12,130
24	Sherwin-Williams Co. (The)	8,279
		31,947
Real Estate — 0.8%
69	Prologis, Inc.	8,562
		8,562
Utilities — 1.9%
17	Constellation Energy Corp.	6,409
56	NextEra Energy, Inc.	4,558
17	NRG Energy, Inc.	2,922
5	Talen Energy Corp. †	1,999
20	Vistra Corp.	3,766
		19,654
Total Common Stocks (Cost $980,758)		$1,006,411
Total Investments — 97.5% (Cost $980,758)		$1,006,411
Net other assets (liabilities) — 2.5%		25,354

Net Assets — 100.0%		$1,031,765

ADR — American Depositary Receipt

PLC — Public Liability Company

S&P — Standard and Poor’s

†	Non-income producing security

See notes which are an integral part of the Financial Statements

2 | Semi-Annual Financial Statements and Other Information

Eventide Large Cap Value ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.5%
Communication Services — 0.3%
45	Trade Desk, Inc. (The), Class A †	$2,263
		2,263
Consumer Discretionary — 9.6%
69	Aptiv plc †	5,596
18	Chewy, Inc., Class A †	607
54	D.R. Horton, Inc.	8,050
10	Garmin, Ltd.	2,139
66	Home Depot, Inc. (The)	25,053
81	Lowe’s Cos, Inc.	19,289
87	Magna International, Inc.	4,107
28	O’Reilly Automotive, Inc. †	2,644
9	PulteGroup, Inc.	1,079
9	Toll Brothers, Inc.	1,215
		69,779
Consumer Staples — 1.5%
465	Kenvue, Inc.	6,682
66	McCormick & Co., Inc.	4,235
		10,917
Energy — 12.8%
13	Canadian Natural Resources, Ltd.	416
7	Cheniere Energy, Inc.	1,484
159	ConocoPhillips	14,129
45	Coterra Energy, Inc.	1,065
117	Devon Energy Corp.	3,801
16	Diamondback Energy, Inc.	2,291
273	Enbridge, Inc.	12,728
42	EOG Resources, Inc.	4,445
27	Expand Energy Corp.	2,789
366	Exxon Mobil Corp.	41,856
120	ONEOK, Inc.	8,040
24	Williams Cos., Inc. (The)	1,389
		94,433
Financials — 21.7%
114	Aflac, Inc.	12,220
33	American Express Co.	11,904
118	Arch Capital Group, Ltd.	10,185
24	Arthur J. Gallagher & Co.	5,988
13	Cincinnati Financial Corp.	2,010
72	East West Bancorp, Inc.	7,315
453	Fifth Third Bancorp	18,854
114	Global Payments, Inc.	8,865
1,162	Huntington Bancshares, Inc.	17,941
66	Intercontinental Exchange, Inc.	9,655
46	Nasdaq, Inc.	3,933
58	Progressive Corp. (The)	11,948
759	Regions Financial Corp.	18,368
64	Reinsurance Group of America, Inc.	11,677
15	S&P Global, Inc.	7,308
22	Sun Life Financial, Inc.	1,339
		159,510
Shares		Value
Common Stocks — 98.5% - (Continued)
Health Care — 14.0%
21	Alcon AG ADR	$1,552
78	Amgen, Inc.	23,277
88	Boston Scientific Corp. †	8,863
22	Dexcom, Inc. †	1,281
7	Eli Lilly & Co.	6,040
46	ICON plc †	7,904
22	Incyte Corp. †	2,057
7	Intuitive Surgical, Inc. †	3,740
252	Medtronic plc	22,856
126	Royalty Pharma plc, Class A	4,730
33	Stryker Corp.	11,756
58	Zoetis, Inc.	8,357
		102,413
Industrials — 9.8%
7	Automatic Data Processing, Inc.	1,822
19	Builders FirstSource, Inc. †	2,207
40	Canadian Pacific Kansas City, Ltd.	2,878
18	Caterpillar, Inc.	10,391
4	Ferguson Enterprises, Inc.	994
37	Illinois Tool Works, Inc.	9,025
15	JB Hunt Transport Services, Inc.	2,533
16	Otis Worldwide Corp.	1,484
10	Republic Services, Inc.	2,082
22	Thomson Reuters Corp.	3,367
102	Union Pacific Corp.	22,478
19	Waste Connections, Inc.	3,186
51	Waste Management, Inc.	10,189
		72,636
Information Technology — 8.4%
13	Advanced Micro Devices, Inc. †	3,330
24	CDW Corp.	3,825
30	Dell Technologies, Inc., Class C	4,860
99	Flex, Ltd. †	6,189
10	Intuit, Inc.	6,676
72	Micron Technology, Inc.	16,111
6	Motorola Solutions, Inc.	2,440
13	NVIDIA Corp.	2,632
19	NXP Semiconductors N.V.	3,973
15	Roper Technologies, Inc.	6,691
7	Shopify, Inc., Class A †	1,217
7	Snowflake, Inc. †	1,924
4	Workday, Inc., Class A †	960
		60,828
Materials — 7.0%
21	Air Products and Chemicals, Inc.	5,094
31	Ecolab, Inc.	7,948
90	International Paper Co.	3,478
37	Linde plc	15,478
76	PPG Industries, Inc.	7,429
18	Sherwin-Williams Co. (The)	6,209
36	Steel Dynamics, Inc.	5,645
		51,281

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 3

Eventide Large Cap Value ETF (Continued)	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.5% - (Continued)
Real Estate — 3.5%
52	American Tower Corp.	$9,307
15	Equity Residential	892
126	Prologis, Inc.	15,635
		25,834
Utilities — 9.9%
72	American Electric Power Co, Inc.	8,659
45	Consolidated Edison, Inc.	4,383
129	Dominion Energy, Inc.	7,571
189	Duke Energy Corp.	23,492
174	NextEra Energy, Inc.	14,164
153	Southern Co. (The)	14,388
		72,657
Total Common Stocks (Cost $739,439)		$722,551
Total Investments — 98.5% (Cost $739,439)		$722,551
Net other assets (liabilities) — 1.5%		10,796

Net Assets — 100.0%		$733,347

ADR — American Depositary Receipt

AG — Aktiengesellschaft (German Stock Company)

PLC — Public Liability Company

S&P — Standard and Poor’s

†	Non-income producing security

See notes which are an integral part of the Financial Statements

4 | Semi-Annual Financial Statements and Other Information

Eventide Small Cap ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.0%
Communication Services — 0.9%
92	Cargurus, Inc. †	$3,231
76	Cogent Communications Holdings, Inc.	3,135
12	Ibotta, Inc., Class A †	387
168	MediaAlpha, Inc., Class A †	2,142
188	Uniti Group, Inc. †	1,083
		9,978
Consumer Discretionary — 10.1%
24	Asbury Automotive Group, Inc. †	5,629
72	Beazer Homes USA, Inc. †	1,613
60	Cava Group, Inc. †	3,224
16	Century Communities, Inc.	950
28	Champion Homes, Inc. †	1,910
28	Cooper-Standard Holdings, Inc. †	846
472	Coursera, Inc. †	3,974
280	Dana, Inc.	5,684
256	EVgo, Inc. †	1,052
24	Floor & Decor Holdings, Inc., Class A †	1,500
72	Frontdoor, Inc. †	4,783
48	Gentherm, Inc. †	1,766
8	Group 1 Automotive, Inc.	3,180
76	Helen of Troy, Ltd. †	1,416
8	Hovnanian Enterprises, Inc., Class A †	962
76	KB Home	4,744
24	LGI Homes, Inc. †	979
104	Lincoln Educational Services Corp. †	2,020
12	Lithia Motors, Inc.	3,769
32	Modine Manufacturing Co. †	4,903
32	Patrick Industries, Inc.	3,340
12	Pool Corp.	3,205
244	QuantumScape Corp. †	4,499
100	Savers Value Village, Inc. †	921
452	Solid Power, Inc. †	2,839
52	Sonic Automotive, Inc., Class A	3,304
216	Sonos, Inc. †	3,709
60	Strategic Education, Inc.	4,559
36	Stride, Inc. †	2,449
28	Thor Industries, Inc.	2,922
88	ThredUp, Inc., Class A †	774
396	Udemy, Inc. †	2,255
132	Universal Technical Institute, Inc. †	3,923
44	Visteon Corp.	4,715
84	Warby Parker, Inc., Class A †	1,646
64	YETI Holdings, Inc. †	2,175
		102,139
Consumer Staples — 0.9%
40	BellRing Brands, Inc. †	1,205
64	Lamb Weston Holdings, Inc.	3,951
56	Vita Coco Co, Inc. (The) †	2,306
72	Vital Farms, Inc. †	2,365
		9,827
Energy — 2.7%
320	Antero Midstream Corp.	5,519
136	Antero Resources Corp. †	4,204
308	Archrock, Inc.	7,783
32	Devon Energy Corp.	1,040
48	DT Midstream, Inc.	5,256
92	Kinetik Holdings, Inc.	3,543
		27,345
Shares		Value
Common Stocks — 99.0% - (Continued)
Financials — 19.5%
151	Amerant Bancorp, Inc.	$2,532
68	American Coastal Insurance Corp.	805
288	Associated Bancorp	7,133
140	BankUnited, Inc.	5,611
163	Beacon Financial Corp.	3,967
724	Capitol Federal Financial, Inc.	4,373
104	Central Pacific Financial Corp.	2,965
255	Columbia Financial, Inc. †	3,761
112	ConnectOne Bancorp, Inc.	2,695
175	CVB Financial Corp.	3,215
136	Dime Community Bancshares, Inc.	3,570
132	Donegal Group, Inc., Class A	2,475
220	Eastern Bankshares, Inc.	3,857
152	Enact Holdings, Inc.	5,430
44	Financial Institutions, Inc.	1,251
260	First Horizon Corp.	5,554
164	Flywire Corp. †	2,184
452	FNB Corp.	7,105
408	Genworth Financial, Inc. †	3,444
28	Goosehead Insurance, Inc., Class A	1,923
120	HA Sustainable Infrastructure Capital, Inc.	3,325
8	HCI Group, Inc.	1,632
184	Heritage Financial Corp.	4,083
28	Hippo Holdings, Inc. †	1,030
220	Horizon Bancorp, Inc.	3,432
68	I3 Verticals, Inc., Class A †	2,091
72	Independent Bank Corp.	4,845
24	Jack Henry & Associates, Inc.	3,575
56	Lemonade, Inc. †	3,364
40	LendingTree, Inc. †	2,560
92	Live Oak Bancshares, Inc.	2,865
60	Mercury General Corp.	4,638
20	MGIC Investment Corp.	548
88	NCR Atleos Corp. †	3,247
192	NerdWallet, Inc., Class A †	2,241
260	Northwest Bancshares, Inc.	3,045
24	Palomar Holdings, Inc. †	2,736
448	Payoneer Global, Inc. †	2,594
28	PennyMac Financial Services, Inc.	3,523
44	Pinnacle Financial Partners, Inc.	3,749
200	Priority Technology Holdings, Inc. †	1,392
212	Remitly Global, Inc. †	3,400
84	RLI Corp.	4,954
12	Root, Inc., Class A †	966
132	Seacoast Banking Corp. of Florida	4,000
60	Selective Insurance Group, Inc.	4,520
40	Shift4 Payments, Inc., Class A †	2,764
156	Shore Bancshares, Inc.	2,435
328	Simmons First National Corp., Class A	5,701
56	Skyward Specialty Insurance Group, Inc. †	2,553
155	Southside Bancshares, Inc.	4,359
447	TFS Financial Corp.	5,945
52	Trupanion, Inc. †	2,079
60	Universal Insurance Holdings, Inc.	1,849
104	Univest Financial Corp.	3,053
679	UWM Holdings Corp.	3,823
44	Walker & Dunlop, Inc.	3,516
192	WesBanco, Inc.	5,779
		196,061

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 5

Eventide Small Cap ETF (Continued)	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.0% - (Continued)
Health Care — 20.3%
228	AdaptHealth Corp. †	$2,050
120	Adaptive Biotechnologies Corp. †	2,083
64	Akero Therapeutics, Inc. †	3,469
124	Alignment Healthcare, Inc. †	2,091
175	Alphatec Holdings, Inc. †	3,323
72	Amylyx Pharmaceuticals, Inc. †	1,003
56	AnaptysBio, Inc. †	2,048
387	Ardelyx, Inc. †	2,345
68	ARS Pharmaceuticals, Inc. †	609
76	Artivion, Inc. †	3,448
136	Arvinas, Inc. †	1,379
84	Avidity Biosciences, Inc. †	5,867
100	Axogen, Inc. †	2,222
32	Axsome Therapeutics, Inc. †	4,319
72	Beam Therapeutics, Inc. †	1,801
188	BioCryst Pharmaceuticals, Inc. †	1,376
68	Bruker Corp.	2,648
112	Celcuity, Inc. †	8,642
44	CG oncology, Inc. †	1,904
20	Cidara Therapeutics, Inc. †	2,185
136	Cogent Biosciences, Inc. †	2,217
72	Collegium Pharmaceutical, Inc. †	2,592
40	CONMED Corp.	1,760
56	Cytokinetics, Inc. †	3,561
312	Definitive Healthcare Corp. †	864
16	Disc Medicine, Inc. †	1,380
204	Dynavax Technologies Corp. †	2,093
116	Dyne Therapeutics, Inc. †	2,619
175	Embecta Corp.	2,335
64	Enliven Therapeutics, Inc. †	1,499
124	Enovis Corp. †	3,874
204	Envista Holdings Corp. †	4,152
176	Evolent Health, Inc., Class A †	1,174
36	Exact Sciences Corp. †	2,329
8	GeneDx Holdings Corp. †	1,095
1,580	Geron Corp. †	1,991
336	Gossamer Bio, Inc. †	823
32	GRAIL, Inc. †	2,942
64	Guardant Health, Inc. †	5,952
44	Harmony Biosciences Holdings, Inc. †	1,257
155	HealthStream, Inc.	3,813
132	Integra LifeSciences Holdings Corp. †	1,585
28	iRhythm Technologies, Inc. †	5,245
36	Janux Therapeutics, Inc. †	1,034
32	Kestra Medical Technologies, Ltd. †	876
60	Kodiak Sciences, Inc. †	1,088
292	Kura Oncology, Inc. †	2,999
44	Kymera Therapeutics, Inc. †	2,721
52	Liquidia Corp. †	1,267
8	Madrigal Pharmaceuticals, Inc. †	3,351
144	MeiraGTx Holdings plc †	1,308
44	Mirum Pharmaceuticals, Inc. †	3,197
76	Omnicell, Inc. †	2,551
244	Organogenesis Holdings, Inc. †	1,037
96	ORIC Pharmaceuticals, Inc. †	1,263
72	Pennant Group, Inc. (The) †	1,781
84	Phreesia, Inc. †	1,902
156	Prime Medicine, Inc. †	771
48	Protagonist Therapeutics, Inc. †	3,774
Shares		Value
Common Stocks — 99.0% - (Continued)
Health Care — 20.3% - (Continued)
60	PTC Therapeutics, Inc. †	$4,099
52	Pulse Biosciences, Inc. †	880
48	Rapport Therapeutics, Inc. †	1,389
340	Recursion Pharmaceuticals, Inc., Class A †	1,877
120	Revolution Medicines, Inc. †	7,061
104	Sarepta Therapeutics, Inc. †	2,497
60	Scholar Rock Holding Corp. †	1,777
92	Schrodinger, Inc. †	1,936
104	SI-BONE, Inc. †	1,542
32	Soleno Therapeutics, Inc. †	2,149
68	Spyre Therapeutics, Inc. †	1,663
28	Stoke Therapeutics, Inc. †	841
68	Supernus Pharmaceuticals, Inc. †	3,749
72	Syndax Pharmaceuticals, Inc. †	986
32	Tarsus Pharmaceuticals, Inc. †	2,202
328	Taysha Gene Therapies, Inc. †	1,627
16	TransMedics Group, Inc. †	2,105
68	Travere Therapeutics, Inc. †	2,391
60	Twist Bioscience Corp. †	1,973
112	Tyra Biosciences, Inc. †	1,774
144	Ultragenyx Pharmaceutical, Inc. †	4,982
40	US Physical Therapy, Inc.	3,451
36	Vaxcyte, Inc. †	1,630
96	Veracyte, Inc. †	3,464
72	Verastem, Inc. †	680
208	Xencor, Inc. †	3,060
		204,669
Industrials — 17.3%
4	Advanced Drainage Systems, Inc.	560
24	AGCO Corp.	2,476
888	Alight, Inc., Class A	2,558
120	Ameresco, Inc., Class A †	4,742
20	ArcBest Corp.	1,486
56	Arcosa, Inc.	5,712
24	Argan, Inc.	7,350
156	Array Technologies, Inc. †	1,351
40	Astec Industries, Inc.	1,861
32	AZZ, Inc.	3,195
20	Blue Bird Corp. †	999
140	BrightView Holdings, Inc. †	1,725
88	CECO Environmental Corp. †	4,302
32	Construction Partners, Inc., Class A †	3,659
32	CSG Systems International, Inc.	2,505
344	Custom Truck One Source, Inc. †	2,026
156	Deluxe Corp.	2,825
216	DNOW, Inc. †	3,175
80	Douglas Dynamics, Inc.	2,418
140	Driven Brands Holdings, Inc. †	2,009
8	Dycom Industries, Inc. †	2,302
64	Enerpac Tool Group Corp.	2,627
148	First Advantage Corp. †	1,869
83	Flowserve Corp.	5,665
168	Fluence Energy, Inc. †	3,529
44	GATX Corp.	6,902
92	Genco Shipping & Trading, Ltd.	1,568
12	Generac Holdings, Inc. †	2,016
40	Greenbrier Cos, Inc. (The)	1,671
28	Griffon Corp.	2,072
80	GXO Logistics, Inc. †	4,497

See notes which are an integral part of the Financial Statements

6 | Semi-Annual Financial Statements and Other Information

Eventide Small Cap ETF (Continued)	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.0% - (Continued)
Industrials — 17.3% - (Continued)
344	Heartland Express, Inc.	$2,683
24	Heidrick & Struggles International, Inc.	1,401
80	Helios Technologies, Inc.	4,429
284	Hillman Solutions Corp. †	2,618
12	Huron Consulting Group, Inc. †	1,973
24	Innodata, Inc. †	1,791
196	Janus International Group, Inc. †	1,882
28	JBT Marel Corp.	3,531
192	Legalzoom.com, Inc. †	1,914
12	Limbach Holdings, Inc. †	1,134
84	LSI Industries, Inc.	1,923
240	Marten Transport, Ltd.	2,460
132	Masterbrand, Inc. †	1,667
244	MDU Resources Group, Inc.	4,680
28	MSC Industrial Direct Co., Inc.	2,377
144	Mueller Water Products, Inc., Class A	3,695
16	MYR Group, Inc. †	3,483
24	NEXTracker, Inc., Class A †	2,429
268	Pitney Bowes, Inc.	2,648
156	Planet Labs PBC †	2,098
8	Powell Industries, Inc.	3,067
36	Primoris Services Corp.	5,095
164	Quanex Building Products Corp.	2,330
120	Resideo Technologies, Inc. †	5,136
184	RXO, Inc. †	3,263
240	Shoals Technologies Group, Inc., Class A †	2,522
20	Transcat, Inc. †	1,453
36	Trex Co, Inc. †	1,740
12	TriNet Group, Inc.	720
340	Vestis Corp.	1,785
16	Willdan Group, Inc. †	1,512
84	WillScot Holdings Corp.	1,827
32	Xometry, Inc., Class A †	1,558
		174,476
Information Technology — 16.5%
208	A10 Networks, Inc.	3,711
40	ACM Research, Inc., Class A †	1,658
208	ADTRAN Holdings, Inc. †	2,167
28	Advanced Energy Industries, Inc.	5,676
28	Aeva Technologies, Inc. †	458
64	Alarm.com Holdings, Inc. †	3,150
88	Alkami Technology, Inc. †	1,786
48	Allegro MicroSystems, Inc. †	1,436
72	Alpha & Omega Semiconductor, Ltd. †	2,020
112	Applied Digital Corp. †	3,881
144	Arlo Technologies, Inc. †	2,785
204	Aurora Innovation, Inc. †	1,069
147	AvePoint, Inc. †	2,068
40	Belden, Inc.	4,874
44	BILL Holdings, Inc. †	2,185
99	Braze, Inc., Class A †	2,837
44	Calix, Inc. †	3,010
52	Clear Secure, Inc., Class A	1,584
104	Cohu, Inc. †	2,474
28	Commvault Systems, Inc. †	3,898
72	Consensus Cloud Solutions, Inc. †	2,111
72	DigitalOcean Holdings, Inc. †	2,928
40	Diodes, Inc. †	2,134
Shares		Value
Common Stocks — 99.0% - (Continued)
Information Technology — 16.5% - (Continued)
68	Domo, Inc., Class B †	$932
264	DoubleVerify Holdings, Inc. †	3,004
56	Enphase Energy, Inc. †	1,709
52	ePlus, Inc.	3,804
196	Evolv Technologies Holdings, Inc. †	1,517
132	Five9, Inc. †	3,205
36	FormFactor, Inc. †	1,978
131	Freshworks, Inc., Class A †	1,454
275	Grid Dynamics Holdings, Inc. †	2,569
40	Hackett Group, Inc. (The)	724
180	Harmonic, Inc. †	1,926
104	Ichor Holdings, Ltd. †	2,359
19	Impinj, Inc. †	3,841
20	InterDigital, Inc.	7,239
24	Itron, Inc. †	2,408
100	Kimball Electronics, Inc. †	2,908
64	Klaviyo, Inc., Class A †	1,664
103	Kyndryl Holdings, Inc. †	2,979
48	Lattice Semiconductor Corp. †	3,502
36	Life360, Inc. †	3,554
180	Navitas Semiconductor Corp. †	2,423
147	nCino, Inc. †	3,922
120	NETGEAR, Inc. †	4,167
84	NextNav, Inc. †	1,121
43	Novanta, Inc. †	5,461
48	Photronics, Inc. †	1,147
179	Rapid7, Inc. †	3,313
556	Ribbon Communications, Inc. †	1,868
52	Rogers Corp. †	4,552
64	ScanSource, Inc. †	2,746
32	Silicon Laboratories, Inc. †	4,195
8	SiTime Corp. †	2,317
235	Sprout Social, Inc., Class A †	2,413
60	Synaptics, Inc. †	4,257
52	Ultra Clean Holdings, Inc. †	1,425
52	Vertex, Inc., Class A †	1,191
80	Vontier Corp.	3,080
204	Weave Communications, Inc. †	1,512
147	Zeta Global Holdings Corp., Class A †	2,645
		166,931
Materials — 3.5%
88	Cabot Corp.	5,938
224	Century Aluminum Co. †	6,635
316	Element Solutions, Inc.	8,444
64	Greif, Inc., Class A	3,641
40	Louisiana-Pacific Corp.	3,484
48	Sylvamo Corp.	1,949
108	TriMas Corp.	3,837
16	United States Lime & Minerals, Inc.	1,876
		35,804
Real Estate — 3.2%
796	Compass, Inc., Class A †	6,137
172	Forestar Group, Inc. †	4,474
20	Jones Lang LaSalle, Inc. †	6,102
271	Marcus & Millichap, Inc.	7,915
408	Newmark Group, Inc., Class A	7,275
		31,903

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 7

Eventide Small Cap ETF (Continued)	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.0% - (Continued)
Utilities — 4.1%
324	AES Corp. (The)	$4,494
96	Black Hills Corp.	6,089
72	Clearway Energy, Inc., Class B	2,299
60	H2O America	2,775
104	OGE Energy Corp.	4,591
52	Ormat Technologies, Inc.	5,531
68	Pinnacle West Capital Corp.	6,019
91	Southwest Gas Holdings, Inc.	7,235
256	XPLR Infrastructure LP	2,524
		41,557
Total Common Stocks (Cost $983,087)		$1,000,690
Total Investments — 99.0% (Cost $983,087)		$1,000,690
Net other assets (liabilities) — 1.0%		10,504

Net Assets — 100.0%		$1,011,194

LP — Limited Partnership

PBC — Public Benefit Corporation

PLC — Public Liability Company

†	Non-income producing security

See notes which are an integral part of the Financial Statements

8 | Semi-Annual Financial Statements and Other Information

Eventide US Market ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.8%
Communication Services — 0.6%
20,611	Cargurus, Inc. †	$723,858
		723,858
Consumer Discretionary — 8.7%
4,091	Aptiv plc †	331,780
262	AutoZone, Inc. †	962,701
10,128	CarMax, Inc. †	424,464
7,461	Chewy, Inc., Class A †	251,585
1,575	D.R. Horton, Inc.	234,801
3,196	Deckers Outdoor Corp. †	260,474
1,582	Floor & Decor Holdings, Inc., Class A †	98,843
1,360	Garmin, Ltd.	290,958
1,345	Group 1 Automotive, Inc.	534,691
5,781	Home Depot, Inc. (The)	2,194,410
1,676	Lithia Motors, Inc.	526,398
6,970	Lowe’s Cos, Inc.	1,659,766
20,008	Magna International, Inc.	944,578
13,488	O’Reilly Automotive, Inc. †	1,273,807
1,902	Pool Corp.	507,948
35,925	VF Corp.	504,387
		11,001,591
Consumer Staples — 1.2%
26,055	Kenvue, Inc.	374,410
6,585	Lamb Weston Holdings, Inc.	406,492
11,646	McCormick & Co., Inc.	747,207
		1,528,109
Energy — 2.5%
1,978	Cheniere Energy, Inc.	419,336
4,943	ConocoPhillips	439,235
18,018	Exxon Mobil Corp.	2,060,538
5,495	Williams Cos., Inc. (The)	317,996
		3,237,105
Financials — 12.6%
11,014	Aflac, Inc.	1,180,591
5,584	American Express Co.	2,014,316
3,553	Arthur J. Gallagher & Co.	886,438
19,416	Fifth Third Bancorp	808,094
35,965	First Horizon Corp.	768,212
4,072	Houlihan Lokey, Inc.	729,214
73,565	Huntington Bancshares, Inc.	1,135,844
15,219	MGIC Investment Corp.	417,305
2,742	Moody’s Corp.	1,316,983
1,426	MSCI, Inc.	839,272
14,056	Nasdaq, Inc.	1,201,647
6,333	Progressive Corp. (The)	1,304,598
33,657	Regions Financial Corp.	814,499
2,885	S&P Global, Inc.	1,405,601
18,506	SoFi Technologies, Inc. †	549,258
11,240	Synovus Financial Corp.	501,754
9,018	Toast, Inc., Class A †	325,911
854	Tradeweb Markets, Inc., Class A	90,003
		16,289,540
Shares		Value
Common Stocks — 98.8% - (Continued)
Health Care — 9.3%
862	Alnylam Pharmaceuticals, Inc. †	$393,106
4,498	Amgen, Inc.	1,342,338
13,920	Boston Scientific Corp. †	1,402,023
4,617	Doximity, Inc., Class A †	304,722
3,165	Edwards Lifesciences Corp. †	260,954
2,392	Eli Lilly & Co.	2,063,961
618	GeneDx Holdings Corp. †	84,610
1,057	Guardant Health, Inc. †	98,323
312	IDEXX Laboratories, Inc. †	196,407
538	Insmed, Inc. †	102,005
1,818	Intuitive Surgical, Inc. †	971,321
15,881	Medtronic plc	1,440,407
18,278	Royalty Pharma plc, Class A	686,156
3,531	Stryker Corp.	1,257,883
2,176	Veeva Systems, Inc., Class A †	633,651
6,062	Zoetis, Inc.	873,474
		12,111,341
Industrials — 16.3%
3,332	AerCap Holdings NV	433,960
472	Axon Enterprise, Inc. †	345,613
4,546	Builders FirstSource, Inc. †	528,109
2,889	Canadian Pacific Kansas City, Ltd.	207,864
3,942	Caterpillar, Inc.	2,275,558
2,394	Dayforce, Inc. †	164,564
3,260	Expeditors International of Washington, Inc.	397,394
15,462	Fastenal Co.	636,261
4,776	Ferguson Enterprises, Inc.	1,186,837
1,835	GE Vernova, Inc.	1,073,732
1,043	Generac Holdings, Inc. †	175,245
5,313	Illinois Tool Works, Inc.	1,295,947
2,763	Old Dominion Freight Line, Inc.	387,980
10,660	Otis Worldwide Corp.	988,822
5,796	Paychex, Inc.	678,306
1,776	Paycom Software, Inc.	332,272
1,083	Quanta Services, Inc.	486,408
2,255	RB Global, Inc.	223,741
4,871	Republic Services, Inc.	1,014,337
2,434	Rockwell Automation, Inc.	896,588
1,685	Snap-on, Inc.	565,402
13,737	SS&C Technologies Holdings, Inc.	1,166,546
3,305	Trane Technologies plc	1,482,788
6,951	Union Pacific Corp.	1,531,792
385	United Rentals, Inc.	335,404
1,748	Verisk Analytics, Inc.	382,392
362	Waste Connections, Inc.	60,700
5,420	Waste Management, Inc.	1,082,754
3,272	Xylem, Inc.	493,581
		20,830,897

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 9

Eventide US Market ETF (Continued)	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.8% - (Continued)
Information Technology — 36.6%
4,927	Advanced Micro Devices, Inc. †	$1,261,903
12,896	Arista Networks, Inc. †	2,033,571
1,484	Bentley Systems, Inc., Class B	75,432
11,824	Broadcom, Inc.	4,370,505
3,912	Cadence Design Systems, Inc. †	1,324,955
1,440	CDW Corp.	229,493
8,532	Ciena Corp. †	1,620,397
1,043	Commvault Systems, Inc. †	145,206
6,718	Confluent, Inc., Class A †	157,000
2,919	Credo Technology Group Holding, Ltd. †	547,663
2,162	Crowdstrike Holdings, Inc., Class A †	1,173,988
4,807	Datadog, Inc., Class A †	782,628
7,989	Dell Technologies, Inc., Class C	1,294,298
7,265	Docusign, Inc. †	531,362
6,230	Dynatrace, Inc. †	315,051
9,307	Flex, Ltd. †	581,873
11,605	Fortinet, Inc. †	1,003,020
26,508	Gen Digital, Inc.	698,751
1,888	Guidewire Software, Inc. †	441,112
741	HubSpot, Inc. †	364,513
2,405	Intuit, Inc.	1,605,457
1,292	KLA Corp.	1,561,692
3,696	Klaviyo, Inc., Class A †	96,096
13,170	Lam Research Corp.	2,073,748
1,702	Manhattan Associates, Inc. †	309,883
7,081	Micron Technology, Inc.	1,584,515
937	Monday.com, Ltd. †	192,310
916	MongoDB, Inc. †	329,595
3,323	Motorola Solutions, Inc.	1,351,497
3,705	NetApp, Inc.	436,375
4,398	Nutanix, Inc., Class A †	313,314
49,069	NVIDIA Corp.	9,935,982
3,262	Okta, Inc. †	298,571
6,456	Palo Alto Networks, Inc. †	1,421,868
4,606	Procore Technologies, Inc. †	340,015
2,016	Q2 Holdings, Inc. †	124,508
1,852	Roper Technologies, Inc.	826,270
2,310	Rubrik, Inc., Class A †	173,874
2,042	ServiceNow, Inc. †	1,877,169
1,669	Shopify, Inc., Class A †	290,172
3,937	Snowflake, Inc. †	1,082,203
396	Tyler Technologies, Inc. †	188,599
4,180	Workday, Inc., Class A †	1,002,866
2,129	Zscaler, Inc. †	704,997
		47,074,297
Shares		Value
Common Stocks — 98.8% - (Continued)
Materials — 3.7%
1,933	Air Products and Chemicals, Inc.	$468,926
3,826	Ecolab, Inc.	980,986
6,459	International Paper Co.	249,576
3,610	Linde plc	1,510,064
1,773	PPG Industries, Inc.	173,311
2,602	Sherwin-Williams Co. (The)	897,534
3,141	Steel Dynamics, Inc.	492,509
		4,772,906
Real Estate — 2.0%
2,761	American Tower Corp.	494,164
4,650	CBRE Group, Inc., Class A †	708,800
10,179	Prologis, Inc.	1,263,112
		2,466,076
Utilities — 5.3%
9,230	American Electric Power Co, Inc.	1,110,000
1,000	Constellation Energy Corp.	377,000
11,870	Duke Energy Corp.	1,475,440
13,914	NextEra Energy, Inc.	1,132,600
2,802	NRG Energy, Inc.	481,552
8,268	Sempra	760,160
13,819	Southern Co. (The)	1,299,539
990	Vistra Corp.	186,417
		6,822,708
Total Common Stocks (Cost $115,368,585)		$126,858,428
Total Investments — 98.8% (Cost $115,368,585)		$126,858,428
Net other assets (liabilities) — 1.2%		1,480,862

Net Assets — 100.0%		$128,339,290

MSCI — Morgan Stanley Capital International

NV — Naamloze Vennootschap (Dutch Stock Company)

PLC — Public Liability Company

S&P — Standard and Poor’s

†	Non-income producing security

See notes which are an integral part of the Financial Statements

10 | Semi-Annual Financial Statements and Other Information

Statements of Assets and Liabilities	October 31, 2025 (Unaudited)

	Eventide High	Eventide Large	Eventide Large
	Dividend ETF	Cap Growth ETF	Cap Value ETF
Assets:
Investments, at value (Cost $137,841,224, $980,758 and $739,439)	$149,163,948	$1,006,411	$722,551
Cash and Cash Equivalents	888,650	25,357	10,824
Dividends and interest receivable	65,186	214	155
Receivable for investments sold	448,598	—	—
Total Assets	150,566,382	1,031,982	733,530
Liabilities:
Payable for investments purchased	457,953	—	—
Accrued expenses:
Advisory	61,707	217	183
Total Liabilities	519,660	217	183
Net Assets	$150,046,722	$1,031,765	$733,347
Net Assets consist of:
Paid-in Capital	$143,123,057	$1,006,507	$749,934
Total Distributable Earnings (Loss)	6,923,665	25,258	(16,587)
Net Assets	$150,046,722	$1,031,765	$733,347

Net Assets:	$150,046,722	$1,031,765	$733,347
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	5,660,000	40,000	30,000
Net Asset Value (offering and redemption price per share):	$26.51	$25.79	$24.44

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 11

Statements of Assets and Liabilities (Continued)	October 31, 2025 (Unaudited)

	Eventide	Eventide
	Small Cap ETF	US Market ETF
Assets:
Investments, at value (Cost $983,087 and $115,368,585)	$1,000,690	$126,858,428
Cash and Cash Equivalents	10,650	1,487,553
Dividends and interest receivable	172	35,061
Total Assets	1,011,512	128,381,042
Liabilities:
Accrued expenses:
Advisory	318	41,752
Total Liabilities	318	41,752
Net Assets	$1,011,194	$128,339,290
Net Assets consist of:
Paid-in Capital	$993,461	$116,193,691
Total Distributable Earnings (Loss)	17,733	12,145,599
Net Assets	$1,011,194	$128,339,290

Net Assets:	$1,011,194	$128,339,290
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	40,000	4,665,000
Net Asset Value (offering and redemption price per share):	$25.28	$27.51

See notes which are an integral part of the Financial Statements

12 | Semi-Annual Financial Statements and Other Information

Statements of Operations	For the Periods Indicated

		Eventide	Eventide
	Eventide	Large Cap	Large Cap
	High Dividend ETF	Growth ETF	Value ETF
		For the period	For the period
		September 29,	September 29,
	Six months ended	2025(a) through	2025(a) through
	October 31,	October 31,	October 31,
	2025	2025	2025
	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividend income	$1,696,165	$325	$490
Foreign tax withholding	(37,935)	—	—
Total Investment Income	1,658,230	325	490
Expenses:
Advisory	329,026	222	189
Total Net Expenses	329,026	222	189
Net Investment Income	1,329,204	103	301
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	130,427	(498)	—
Net realized gains (losses) from in-kind transactions	2,222,353	—	—
Change in unrealized appreciation (depreciation) on investments	10,497,266	25,653	(16,888)
Net Realized and Unrealized Gains (Losses)	12,850,046	25,155	(16,888)
Change in Net Assets Resulting From Operations	$14,179,250	$25,258	$(16,587)

(a)	Commencement of operations.

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 13

Statements of Operations (Continued)	For the Periods Indicated

	Eventide	Eventide
	Small Cap ETF	US Market ETF
	For the period
	September 29,
	2025(a) through	Six months ended
	October 31,	October 31,
	2025	2025
	(Unaudited)	(Unaudited)
Investment Income:
Dividend income	$422	$607,824
Foreign tax withholding	—	(6,023)
Total Investment Income	422	601,801
Expenses:
Advisory	325	198,065
Total Net Expenses	325	198,065
Net Investment Income	97	403,736
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	33	75,927
Net realized gains (losses) from in-kind transactions	—	1,045,450
Change in unrealized appreciation (depreciation) on investments	17,603	12,428,227
Net Realized and Unrealized Gains (Losses)	17,636	13,549,604
Change in Net Assets Resulting From Operations	$17,733	$13,953,340

(a)	Commencement of operations.

See notes which are an integral part of the Financial Statements

14 | Semi-Annual Financial Statements and Other Information

Statements of Changes in Net Assets

			Eventide	Eventide
	Eventide		Large Cap	Large Cap
	High Dividend ETF		Growth ETF	Value ETF
			For the period	For the period
		For the period	September 29,	September 29,
	Six months ended	September 30,	2025(a) through	2025(a) through
	October 31,	2024(a) through	October 31,	October 31,
	2025	April 30,	2025	2025
	(Unaudited)	2025	(Unaudited)	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,329,204	$585,998	$103	$301
Net realized gains (losses) from investment and in-kind transactions	2,352,780	(6,340,818)	(498)	—
Change in unrealized appreciation (depreciation) on investments	10,497,266	825,458	25,653	(16,888)
Change in net assets resulting from operations	14,179,250	(4,929,362)	25,258	(16,587)
Distributions to Shareholders:
Total distributions	(1,681,316)	(554,405)	—	—
Change in net assets from distributions	(1,681,316)	(554,405)	—	—
Capital Transactions:
Proceeds from shares issued	57,660,134	101,590,221	1,006,507	749,934
Cost of shares redeemed	(14,992,300)	(1,225,499)	—	—
Change in net assets from capital transactions	42,667,833	100,364,722	1,006,507	749,934
Change in net assets	55,165,767	94,880,955	1,031,765	733,347
Net Assets:
Beginning of period	94,880,955	—	—	—
End of period	$150,046,722	$94,880,955	$1,031,765	$733,347
Share Transactions:
Issued	2,280,000	4,000,000	40,000	30,000
Redeemed	(570,000)	(50,000)	—	—
Change in shares	1,710,000	3,950,000	40,000	30,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 15

Statements of Changes in Net Assets (Continued)

	Eventide	Eventide
	Small Cap ETF	US Market ETF
	For the period
	September 29,		For the period
	2025(a) through	Six months ended	December 17,
	October 31,	October 31,	2024(a) through
	2025	2025	April 30,
	(Unaudited)	(Unaudited)	2025
From Investment Activities:
Operations:
Net investment income	$97	$403,736	$100,635
Net realized gains (losses) from investment and in-kind transactions	33	1,121,377	(454,335)
Change in unrealized appreciation (depreciation) on investments	17,603	12,428,227	(938,384)
Change in net assets resulting from operations	17,733	13,953,340	(1,292,084)
Distributions to Shareholders:
Total distributions	—	(429,522)	(86,135)
Change in net assets from distributions	—	(429,522)	(86,135)
Capital Transactions:
Proceeds from shares issued	993,461	65,640,987	55,549,732
Costs of shares redeemed	—	(4,997,028)	—
Change in net assets from capital transactions	993,461	60,643,959	55,549,732
Change in net assets	1,011,194	74,167,777	54,171,513
Net Assets:
Beginning of period	—	54,171,513	—
End of period	$1,011,194	$128,339,290	$54,171,513
Share Transactions:
Issued	40,000	2,550,000	2,300,000
Redeemed	—	(185,000)	—
Change in shares	40,000	2,365,000	2,300,000

(a)	Commencement of operations.

See notes which are an integral part of the Financial Statements

16 | Semi-Annual Financial Statements and Other Information

Financial Highlights

											Ratio of Net
			Net						Ratio of	Ratio of	Investment
	Net Asset	Net	realized and		Distributions		Net Asset	Total	Net	Gross	Income	Net Assets
	Value,	investment	unrealized	Total from	from net		Value,	return at	Expenses	Expenses	(Loss) to	at end of
	beginning	income	gains	investment	investment	Total	end of	Net Asset	to Average	to Average	Average	period	Portfolio
	of period	(loss)(a)	(losses)	activities	income	distributions	period	Value(b)(c)	Net Assets(d)	Net Assets(d)	Net Assets(d)	(000’s)	turnover(b)
Eventide High Dividend ETF
Six Months ended
October 31, 2025 (Unaudited)	$24.02	0.26	2.55	2.81	(0.32)	(0.32)	$26.51	11.72%	0.49%	0.49%	1.98%	$150,047	40%
September 30, 2024(e) through April 30, 2025	$25.00	0.26	(1.05)	(0.79)	(0.19)	(0.19)	$24.02	(3.17)%	0.49%	0.49%	1.82%	$94,881	89%
Eventide Large Cap Growth ETF
September 29, 2025(e) through October 31, 2025 (Unaudited)	$25.00	—	0.79	0.79	—	—	$25.79	3.16%	0.38%	0.38%	0.18%	$1,032	1%
Eventide Large Cap Value ETF
September 29, 2025(e) through October 31, 2025 (Unaudited)	$25.00	0.01	(0.57)	(0.56)	—	—	$24.44	(2.24)%	0.38%	0.38%	0.61%	$733	—%
Eventide Small Cap ETF
September 29, 2025(e) through October 31, 2025 (Unaudited)	$25.00	—	0.28	0.28	—	—	$25.28	1.12%	0.48%	0.48%	0.14%	$1,011	—%
Eventide US Market ETF
Six Months ended October 31, 2025 (Unaudited)	$23.55	0.11	3.96	4.07	(0.11)	(0.11)	$27.51	17.30%	0.39%	0.39%	0.79%	$128,339	26%
December 17, 2024(e) through April 30, 2025	$25.00	0.07	(1.47)	(1.40)	(0.05)	(0.05)	$23.55	(5.60)%	0.39%	0.39%	0.82%	$54,172	34%

Amounts designated as — are either zero or rounded to zero

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year.

(e)	Commencement of operations.

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 17

Notes to Financial Statements	October 31, 2025 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in thirteen separate series. The accompanying Financial Statements relate to the following series: Eventide High Dividend ETF (ELCV), Eventide Large Cap Growth ETF (ESLG), Eventide Large Cap Value ETF (ESLV), Eventide Small Cap ETF (ESSC), and Eventide US Market ETF (EUSM) (collectively, the “Funds”). The Funds are diversified, actively-managed exchange-traded funds. The investment objective of the Eventide High Dividend ETF is to seek income, income growth and long-term capital appreciation. The investment objective of Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF, Eventide Small Cap ETF, and Eventide US Market ETF is to seek long-term capital appreciation. The Funds’ prospectus provides a description of each Fund’s investment objective, policies, and strategies. The assets of each Fund in the Trust are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF and Eventide Small Cap ETF commenced operations on September 29, 2025. Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

18 | Semi-Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

The following table provides the fair value measurement as of October 31, 2025.

Fund	Level 1	Total Investments
Eventide High Dividend ETF
Common Stocks	$149,163,948	$149,163,948
Total Investments	$149,163,948	$149,163,948
Eventide Large Cap Growth ETF
Common Stocks	1,006,411	1,006,411
Total Investments	$1,006,411	$1,006,411
Eventide Large Cap Value ETF
Common Stocks	722,551	722,551
Total Investments	$722,551	$722,551
Eventide Small Cap ETF
Common Stocks	1,000,690	1,000,690
Total Investments	$1,000,690	$1,000,690
Eventide US Market ETF
Common Stocks	126,858,428	126,858,428
Total Investments	$126,858,428	$126,858,428

For the period ended October 31, 2025, there were no Level 2 or Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during the period.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually.

The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e. g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs are initially recorded as dividend income and, to the extent such distributions represent a return of capital or a capital gain for tax purposes, they are reclassified when such information becomes available.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Eventide Asset Management, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the funds’ portfolios. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate to be provided by other service providers. Eventide High Dividend ETF and Eventide Small Cap ETF pay 0.49%, while Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF, and Eventide US Market ETF each pay 0. 39% of their average daily net assets, computed daily and paid monthly, for advisory services they receive from the advisor. The advisory fee is structured as a “unified fee,” from which the Advisor pays all routine expenses of the Fund, except the Fund’s advisory fee; payments under any 12b-1 plan; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

Semi-Annual Financial Statements and Other Information | 19

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b- 1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/ or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Eventide High Dividend ETF	$53,555,607	$52,443,399
Eventide Large Cap Growth ETF(a)	24,476	7,260
Eventide Large Cap Value ETF(a)	20,309	—
Eventide Small Cap ETF(a)	12,003	1,704
Eventide US Market ETF	25,153,750	26,046,471

Purchases and sales of in-kind transactions for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Eventide High Dividend ETF	$57,010,067	$14,886,167
Eventide Large Cap Growth ETF(a)	964,039	—
Eventide Large Cap Value ETF(a)	718,943	—
Eventide Small Cap ETF(a)	972,755	—
Eventide US Market ETF	65,253,592	5,007,643

(a)	From commencement of operations, September 29, 2025, through the period ended October 31, 2025.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in shares for the Funds are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for the Funds are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

As of tax year ended April 30, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Eventide High Dividend ETF	$93,662,979	$3,534,887	$(4,120,071)	$(585,184)
Eventide US Market ETF	54,889,149	—	(1,064,890)	(1,064,890)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales and the tax treatment of Passive Foreign Investment Companies.

20 | Semi-Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

The tax character of distributions paid during the tax year ended April 30, 2025, were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Total Distributions
Fund	Income	Capital Gains	Distributions	Paid
Eventide High Dividend ETF	$554,405	$—	$554,405	$554,405
Eventide US Market ETF	86,135	—	86,135	86,135

As of tax year ended April 30, 2025, the components of distributed earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long-Term	Distributed	Capital and	Appreciation	Distributed
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Loss)
Eventide High Dividend ETF	$382,109	$—	$382,109	$(5,371,194)	$(585,184)	$(5,574,269)
Eventide US Market ETF	74,576	—	74,576	(387,905)	(1,064,890)	(1,378,219)

Permanent Tax Differences:

As of the tax year ended April 30, 2025, the following reclassifications relating primarily to redemptions in-kind have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

	Total Distributable	Paid-In
Fund	Earnings (Loss)	Capital
Eventide High Dividend ETF	$(90,502)	$90,502

Temporary tax differences (e.g. wash sales) do not require a reclassification.

As of tax year ended April 30, 2025, the Funds have net capital loss carryforwards (“CLCF”) as summarized in the table below. These CLCFs are not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Eventide High Dividend ETF	$5,371,194	$—	$5,371,194
Eventide US Market ETF	387,905	—	387,905

(7) Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8) New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023- 09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

(9) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2025.

Semi-Annual Financial Statements and Other Information | 21

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Because the Advisor has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Funds from the Advisor’s investment advisory fees.

22 | Semi-Annual Financial Statements and Other Information

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Approval of the Investment Advisory Agreement between Strategy Shares (the “Trust”) and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF, and Eventide Small Cap ETF (collectively, the “New Eventide ETFs”)

At a meeting of the Board of Trustees (the “Board”) of the Trust held on September 16, 2025, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, discussed the approval of the investment advisory agreement between the Trust and Eventide with respect to the New Eventide ETFs (the “Eventide Investment Advisory Agreement”).

In connection with the Board’s consideration of the approval of the Eventide Investment Advisory Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Eventide (the “Eventide 15(c) Response”). The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Eventide Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for each New Eventide ETF with respect to the approval of the Eventide Investment Advisory Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Eventide Investment Advisory Agreement.

Review of Eventide 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Eventide proposed to provide to the New Eventide ETFs pursuant to the Eventide Investment Advisory Agreement. The Board reviewed information concerning Eventide’s resources, personnel, and business operations. The Board considered that Eventide would oversee each New Eventide ETF’s investment strategies, including fair valuation. The Board reviewed Eventide’s Form ADV and proxy voting policy summary. The Board discussed the financial health of Eventide and reviewed its Statement of Financial Health dated as of December 31, 2024. The Board reviewed Eventide’s compliance program, including its business continuity and cybersecurity programs. The Board considered that Eventide currently serves as the investment advisor to other series of the Trust, and as the investment sub-advisor to eight series of Mutual Fund Series Trust, an investment company affiliated with the Trust.

Performance. The Eventide 15(c) Response stated that Eventide does not manage any funds with investment objectives or principal investment strategies comparable to those of the New Eventide ETFs.

Fees and Expenses. The Board reviewed the proposed unified advisory fee under which Eventide would pay all the routine expenses of the New Eventide ETFs, except for the advisory fee, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses.

The Board considered that the estimated net expenses of Eventide Large Cap Growth ETF were lower than the average net expenses of its peer group and the Morningstar US Fund Large Growth category, the estimated net expenses of Eventide Large Cap Value ETF were lower than the average net expenses of its peer group and the Morningstar US Fund Large Value category, and the estimated net expenses of Eventide Small Cap ETF were lower than the average net expenses of its peer group and the Morningstar US Fund Small Blend category.

Profitability. A profitability analysis from Eventide demonstrated that Eventide expected to incur a loss in the first year of managing each New Eventide ETF and realize a profit in the second year.

“Fall-out” Benefits. The Board considered the fall-out benefits that Eventide expected to receive from its relationship with the New Eventide ETFs.

Economies of Scale. The Board considered whether Eventide expected to share economies of scale with the New Eventide ETF. The Board determined to revisit the matter of economies of scale as each New Eventide ETF’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Eventide Investment Advisory Agreement. In connection with its deliberations, the Board reviewed materials prepared by Eventide. Having requested, reviewed, and discussed in depth such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Eventide Investment Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Eventide Investment Advisory Agreement was in the best interest of each New Eventide ETF and its prospective shareholders.

Semi-Annual Financial Statements and Other Information | 23

Semi-Annual Financial Statements
and Other Information

Strategy Shares Gold Enhanced Yield ETF (GOLY)

Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)

Monopoly ETF (MPLY)

OCTOBER 31, 2025

Item 7 –	Financial Highlights for Open-End Management Investment Companies

[THIS PAGE INTENTIONALLY LEFT BLANK]

Strategy Shares Gold Enhanced Yield ETF	October 31, 2025 (Unaudited)

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 89.9%
Communication Services — 7.4%
$5,460,000	Verizon Communications, Inc., 4.52%, 9/15/48	$4,647,555
4,732,000	Walt Disney Co. (The), 2.65%, 1/13/31	4,408,076
		9,055,631
Consumer Discretionary — 6.1%
4,368,000	Amazon.com, Inc., 1.50%, 6/03/30	3,916,390
3,276,000	Home Depot, Inc. (The), 5.88%, 12/16/36	3,558,312
		7,474,702
Consumer Staples — 12.0%
4,732,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	4,685,168
3,640,000	BAT Capital Corp., 3.56%, 8/15/27	3,604,414
4,004,000	Coca-Cola Co. (The), 1.38%, 3/15/31	3,498,142
3,276,000	Costco Wholesale Corp., 1.60%, 4/20/30	2,961,346
		14,749,070
Energy — 5.0%
3,640,000	Chevron Corp., 2.24%, 5/11/30	3,367,266
2,912,000	MPLX LP, 2.65%, 8/15/30	2,682,055
		6,049,321
Financials — 22.5%
1,456,000	Capital One Financial Corp., 3.80%, 1/31/28	1,445,502
4,706,000	Citigroup, Inc., 4.41%, 3/31/31	4,699,542
3,276,000	Fiserv, Inc., 3.50%, 7/01/29	3,152,500
4,706,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	4,161,398
4,344,000	JPMorgan Chase & Co., 4.49%, 3/24/31	4,386,467
3,640,000	MetLife, Inc., 4.55%, 3/23/30	3,703,931
1,456,000	Northern Trust Corp., 1.95%, 5/01/30	1,329,842
4,732,000	Wells Fargo & Co., 3.00%, 10/23/26	4,687,713
		27,566,895
Health Care — 8.2%
3,640,000	AbbVie, Inc., 3.20%, 11/21/29	3,516,085
2,912,000	Amgen, Inc., 2.20%, 2/21/27	2,842,857
3,640,000	CVS Health Corp., 4.30%, 3/25/28	3,644,906
		10,003,848
Industrials — 8.1%
4,004,000	Boeing Co. (The), 5.15%, 5/01/30	4,118,663
2,548,000	General Electric Co., 5.88%, 1/14/38	2,784,125
2,912,000	Southwest Airlines Co., 5.13%, 6/15/27	2,942,881
		9,845,669
Information Technology — 8.1%
3,276,000	Apple, Inc., 3.35%, 2/09/27	3,258,079
3,303,000	Broadcom, Inc., 5.20%, 7/15/35	3,402,374
3,276,000	Oracle Corp., 5.38%, 7/15/40	3,121,713
		9,782,166
Principal Amount		Value
Corporate Bonds — 89.9% — (Continued)
Materials — 2.8%
2,548,000	Dow Chemical Co. (The), 3.60%, 11/15/50	$1,720,980
1,820,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,737,378
		3,458,358
Real Estate — 3.7%
4,732,000	Equinix, Inc., 3.20%, 11/18/29	4,536,973
		4,536,973
Utilities — 6.0%
4,004,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	3,668,503
3,640,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	3,616,879
		7,285,382
Total Corporate Bonds (Cost $109,512,564)		$109,808,015

Yankee Dollars — 6.3%
Communication Services — 3.3%
3,276,000	Orange SA, 9.00%, 3/01/31	3,964,593
		3,964,593
Financials — 3.0%
3,276,000	Shell International Finance BV, 6.38%, 12/15/38	3,707,387
		3,707,387
Total Yankee Dollars (Cost $7,633,700)		$7,671,980

U.S. Treasury Obligation — 1.2%
1,500,000	U.S. Treasury Bill, 4.14%(a), 3/19/26	1,478,925
Total U.S. Treasury Obligation (Cost $1,478,925)		$1,478,925
Total Investments — 97.4% (Cost $118,625,189)		$118,958,920
Net other assets (liabilities) — 2.6%		3,193,519

Net Assets — 100.0%		$122,152,439

*	Portfolio of Investments is presented on a consolidated basis. See Note 2.A. in the Notes to Financial Statements

^	Reflects the effective yield or interest rate in effect at October 31, 2025.

(a)	All or a portion held by the Subsidiary

BV — Besloten Vennootschap (Dutch private limited company)

LLC — Limited Liability Corporation

LP — Limited Partnership

SA — Societe Anonyme (French public limited company)

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 1

Strategy Shares Gold Enhanced Yield ETF (Continued)	October 31, 2025 (Unaudited)

Total Return Swap Agreements*

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Receive	Effective Federal Funds Rate(b) + 60 bps	GOLY BCKTGOLY Equity Index	BNP Paribas SA	Monthly	12/30/25	$26,106	$121,965,975
Pay	Effective Federal Funds Rate(b) + 60 bps	GOLY BCKTGOL2 Equity Index	BNP Paribas SA	Monthly	12/30/25	121,967,701	(121,967,701)
							$(1,726)

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(b)	The Effective Federal Funds Rate at October 31, 2025 was 3.86%.

The derivative instrument outstanding as of October 31, 2025, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statement of Operation serve as indicators of the volume of derivative activity for the Fund.

See notes which are an integral part of the Financial Statements

2 | Semi-Annual Financial Statements and Other Information

Strategy Shares Nasdaq 7HANDL™ Index ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Principal Amount		Value
U.S. Treasury Obligations — 3.0%
$4,985,000	U.S. Treasury Bill, 3.46%^, 11/28/25+	$4,971,623
1,500,000	U.S. Treasury Bill, 3.68%^, 2/19/26+	1,483,164
9,960,000	U.S. Treasury Bill, 3.65%^, 1/22/26+	9,876,834
3,500,000	U.S. Treasury Bill, 3.64%^, 6/11/26+	3,422,743
Total U.S. Treasury Obligations (Cost $19,735,241)		$19,754,364

Shares		Value
Exchange-Traded Funds — 96.1%
382,016	Dimensional Core Fixed Income ETF	16,361,745
784,931	Global X MLP & Energy Infrastructure ETF	45,965,559
1,056,513	Global X U.S. Preferred ETF	20,274,484
194,000	Invesco NASDAQ 100 ETF	50,238,240
149,225	Invesco Taxable Municipal Bond ETF	4,090,257
23,876	iShares Core S&P 500 ETF	16,360,551
746,125	iShares Core U.S. Aggregate Bond ETF	75,015,409
83,566	iShares MBS ETF	7,984,731
501,396	JPMorgan Equity Premium Income ETF	28,519,404
534,226	Schwab 5-10 Year Corporate Bond ETF	12,319,252
1,525,080	Schwab U.S. REIT ETF	32,163,937
2,891,981	State Street SPDR Portfolio Aggregate Bond ETF	75,017,988
1,029,653	State Street SPDR Portfolio High Yield Bond ETF	24,505,741
202,946	State Street SPDR Portfolio S&P 500 ETF	16,284,387
516,326	Utilities Select Sector SPDR Fund ETF	46,004,647
188,031	Vanguard Dividend Appreciation ETF	40,814,009
23,876	Vanguard S&P 500 ETF	14,971,207
1,005,777	Vanguard Total Bond Market ETF	75,010,849
683,458	WisdomTree U.S. Efficient Core Fund ETF	37,713,212
Total Exchange-Traded Funds (Cost $597,899,595)		$639,615,609
Total Investments — 99.1% (Cost $617,634,836)		$659,369,973
Net other assets (liabilities) — 0.9%		5,943,544

Net Assets — 100.0%		$665,313,517
^	Reflects the effective yield or interest rate in effect at October 31, 2025.

+	All or a portion of this security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Total Return Swap Agreements

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Receive	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDL™ Index	Canadian Imperial Bank of Commerce	Monthly	12/30/25	$37,251	$60,817,770
Pay	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	12/30/25	171,732,884	(171,732,884)
Pay	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDL™ Index	Canadian Imperial Bank of Commerce	Monthly	12/30/25	60,070,927	(60,070,927)
Receive	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	12/30/25	106,496	173,867,995
							$2,881,954

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(b)	The Effective Federal Funds Rate at October 31, 2025 was 3.86%.

The derivative instrument outstanding as of October 31, 2025, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statement of Operation serve as indicators of the volume of derivative activity for the Fund.

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 3

Strategy Shares Newfound/ReSolve Robust Momentum ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.6%
86	iShares 1-3 Year Treasury Bond ETF	$7,136
1,204	iShares 7-10 Year Treasury Bond ETF	116,607
116,272	iShares Core MSCI EAFE ETF(a)	10,242,401
108,016	iShares Core MSCI Emerging Markets ETF	7,374,252
17,028	iShares Core S&P 500 ETF(b)	11,668,097
Total Exchange-Traded Funds (Cost $27,018,807)		$29,408,493
Total Investments — 99.6% (Cost $27,018,807)		$29,408,493
Net other assets (liabilities) — 0.4%		119,682

Net Assets — 100.0%		$29,528,175

(a)	As of October 31, 2025, investment is 34.7% of the Fund’s net assets. See Note 9 in the Notes to Financial Statements.

(b)	As of October 31, 2025, investment is 39.5% of the Fund’s net assets. See Note 9 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s

See notes which are an integral part of the Financial Statements

4 | Semi-Annual Financial Statements and Other Information

Monopoly ETF	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.6%
Communication Services — 14.6%
3,440	Alphabet, Inc., Class C	$969,460
66	Live Nation Entertainment, Inc.†	9,869
720	Meta Platforms, Inc., Class A	466,812
125	Netflix, Inc.†	139,857
331	T-Mobile US, Inc.	69,527
		1,655,525
Consumer Discretionary — 11.5%
2,886	Amazon.com, Inc.†	704,819
81	D.R. Horton, Inc.	12,075
284	Home Depot, Inc. (The)	107,804
74	Lennar Corp., Class A	9,159
157	Lowe’s Cos, Inc.	37,386
9	Pool Corp.	2,404
941	Tesla, Inc., 4/30/26†	429,623
		1,303,270
Consumer Staples — 3.2%
132	Costco Wholesale Corp.	120,311
2,412	Walmart, Inc.	244,047
		364,358
Financials — 6.6%
204	American Express Co	73,589
62	Aon plc, Class A	21,122
180	Apollo Global Management, Inc.	22,376
99	Ares Management Corp., Class A	14,722
47	Blackrock, Inc.	50,892
354	Blackstone, Inc.	51,912
30	Cboe Global Markets, Inc.	7,369
106	CME Group, Inc.	28,142
155	Fiserv, Inc.†	10,337
173	Intercontinental Exchange, Inc.	25,308
20	Jack Henry & Associates, Inc.	2,979
263	Mastercard, Inc., Class A	145,173
51	Moody’s Corp.	24,495
22	MSCI, Inc.	12,948
131	Nasdaq, Inc.	11,199
90	S&P Global, Inc.	43,849
567	Visa, Inc., Class A	193,200
		739,612
Health Care — 7.4%
513	Abbott Laboratories	63,418
511	AbbVie, Inc.	111,418
74	Agilent Technologies, Inc.	10,830
155	Amgen, Inc.	46,257
435	Boston Scientific Corp.†	43,813
58	Cencora, Inc.	19,593
76	Cigna Group (The)	18,575
272	Eli Lilly & Co.	234,698
69	HCA Healthcare, Inc.	31,718
24	IDEXX Laboratories, Inc.†	15,108
104	Intuitive Surgical, Inc.†	55,565
49	IQVIA Holdings, Inc.†	10,607
20	Lantheus Holdings, Inc.†	1,154
110	Stryker Corp.	39,186
258	UnitedHealth Group, Inc.	88,123
74	Vertex Pharmaceuticals, Inc.†	31,492
22	West Pharmaceutical Services, Inc.	6,206
130	Zoetis, Inc.	18,732
		846,493
Shares		Value
Common Stocks — 98.6% — (Continued)
Industrials — 4.1%
42	A.O. Smith Corp.	$2,772
120	Automatic Data Processing, Inc.	31,236
24	Axon Enterprise, Inc.†	17,574
37	Broadridge Financial Solutions, Inc.	8,155
138	Caterpillar, Inc.	79,661
115	Cintas Corp.	21,076
283	Copart, Inc.†	12,172
550	CSX Corp.	19,811
79	Deere & Co.	36,469
33	Equifax, Inc.	6,966
66	Lockheed Martin Corp.	32,464
41	Northrop Grumman Corp.	23,921
62	Old Dominion Freight Line, Inc.	8,706
37	Parker-Hannifin Corp.	28,595
95	Republic Services, Inc.	19,783
148	Rollins, Inc.	8,526
16	TransDigm Group, Inc.	20,936
620	Uber Technologies, Inc.†	59,830
122	Waste Management, Inc.	24,372
		463,025
Information Technology — 50.1%
119	Adobe, Inc.†	40,497
445	Advanced Micro Devices, Inc.†	113,973
4,303	Apple, Inc.	1,163,402
234	Applied Materials, Inc.	54,545
102	AppLovin Corp., Class A†	65,008
113	ASML Holding NV NYS	119,693
62	Autodesk, Inc.†	18,683
1,393	Broadcom, Inc.	514,895
80	Cadence Design Systems, Inc.†	27,095
1,174	Cisco Systems, Inc.	85,831
7	Fair Isaac Corp.†	11,617
222	Fortinet, Inc.†	19,187
80	Intuit, Inc.	53,404
38	KLA Corp.	45,932
370	Lam Research Corp.	58,260
1,981	Microsoft Corp.	1,025,781
5,684	NVIDIA Corp.	1,150,953
846	Oracle Corp.	222,168
697	Palantir Technologies, Inc., Class A†	139,728
311	QUALCOMM, Inc.	56,260
278	Salesforce, Inc	72,394
61	ServiceNow, Inc.†	56,076
53	Synopsys, Inc.†	24,052
1,531	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	459,958
265	Texas Instruments, Inc.	42,787
27	VeriSign, Inc.	6,475
		5,648,654
Materials — 0.8%
138	Linde plc	57,725
71	Sherwin-Williams Co. (The)	24,491
39	Vulcan Materials Co.	11,291
		93,507

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 5

Monopoly ETF (Continued)	October 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.6% — (Continued)
Real Estate — 0.3%
132	CoStar Group, Inc.†	$9,083
29	Equinix, Inc.	24,534
		33,617
Total Common Stocks (Cost $9,280,746)		$11,148,061
Total Investments — 98.6% (Cost $9,280,746)		$11,148,061
Net other assets (liabilities) — 1.4%		160,941

Net Assets — 100.0%		$11,309,002

ADR — American Depositary Receipt

NV — Naamloze Vennootschap (Dutch Stock Company)

NYS — New York Shares

PLC — Public Liability Company

S&P — Standard and Poor’s

†	Non-income producing security

See notes which are an integral part of the Financial Statements

6 | Semi-Annual Financial Statements and Other Information

Statements of Assets and Liabilities	October 31, 2025 (Unaudited)

			Strategy Shares
	Strategy Shares	Strategy Shares	Newfound/ReSolve
	Gold Enhanced	Nasdaq 7HANDLTM	Robust Momentum
	Yield ETF(a)	Index ETF	ETF
Assets:
Investments, at value
(Cost $118,625,189, $617,634,836 and $27,018,807)	$118,958,920	$659,369,973	$29,408,493
Cash and Cash Equivalents	2,044,638	4,175,763	135,958
Dividends and interest receivable	1,227,137	—	—
Unrealized appreciation on swap agreements	121,965,975	2,881,954	—
Prepaid expenses	—	35,513	9,538
Total Assets	244,196,670	666,463,203	29,553,989
Liabilities:
Unrealized depreciation on swap agreements	121,967,701	—	—
Accrued expenses:
Advisory	76,530	342,856	3,118
Administration	—	25,382	7,153
Management/Legal administration	—	18,987	2,623
Compliance officer	—	245	38
Custodian	—	3,695	340
Fund accounting	—	19	6
Legal and audit fees	—	8,811	6,551
Interest	—	656,251	—
Printing	—	64,513	2,365
Other	—	28,927	3,620
Total Liabilities	122,044,231	1,149,686	25,814
Net Assets	$122,152,439	$665,313,517	$29,528,175
Net Assets consist of:
Paid-in Capital	$111,035,961	$709,692,868	$24,395,760
Total Distributable Earnings (Loss)	11,116,478	(44,379,351)	5,132,415
Net Assets	$122,152,439	$665,313,517	$29,528,175

Net Assets:	$122,152,439	$665,313,517	$29,528,175
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	3,670,000	29,845,000	860,000
Net Asset Value (offering and redemption price per share):	$33.28	$22.29	$34.34

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 7

Statements of Assets and Liabilities (Continued)	October 31, 2025 (Unaudited)

Monopoly ETF
Assets:
Investments, at value (Cost $9,280,746)	$11,148,061
Cash and Cash Equivalents	165,486
Dividends and interest receivable	2,840
Total Assets	11,316,387
Liabilities:
Accrued expenses:
Advisory	7,385
Total Liabilities	7,385
Net Assets	$11,309,002
Net Assets consist of:
Paid-in Capital	$9,262,339
Total Distributable Earnings (Loss)	2,046,663
Net Assets	$11,309,002

Net Assets:	$11,309,002
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	370,000
Net Asset Value (offering and redemption price per share):	$30.56

See notes which are an integral part of the Financial Statements

8 | Semi-Annual Financial Statements and Other Information

Statements of Operations	For the Periods Indicated

			Strategy Shares
	Strategy Shares	Strategy Shares	Newfound/ReSolve
	Gold Enhanced Yield	Nasdaq 7HANDLTM	Robust Momentum
	ETF(a)	Index ETF	ETF
	Six months ended	Six months ended	Six months ended
	October 31, 2025	October 31, 2025	October 31, 2025
	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividend income	$—	$11,530,888	$533,002
Interest income	1,256,325	512,487	5
Total Investment Income	1,256,325	12,043,375	533,007
Expenses:
Advisory	224,504	2,056,606	73,230
Administration	—	143,953	34,028
Management/Legal administration	—	103,179	15,123
Fund accounting	—	395	37
Custodian	—	18,073	1,257
Trustee	—	8,594	8,594
Compliance officer	—	13,125	4,776
Legal and audit	—	39,382	17,454
Nasdaq licensing	—	171,365	—
Printing	—	132,445	3,016
Other fees	—	23,814	5,441
Total Expenses before fee reductions	224,504	2,710,931	162,956
Expenses contractually waived or reimbursed by the Advisor	—	—	(50,975)
Total Net Expenses	224,504	2,710,931	111,981
Net Investment Income	1,031,821	9,332,444	421,026
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(7,036)	5,014,860	541,615
Net realized gains (losses) from in-kind transactions	—	5,326,912	828,613
Net realized gains (losses) from swap agreements	9,176,387	21,155,005	—
Change in unrealized appreciation (depreciation) on investments	161,098	37,924,195	1,394,890
Change in unrealized appreciation (depreciation) on swap agreements	(1,726)	(5,675,542)	—
Net Realized and Unrealized Gains (Losses)	9,328,723	63,745,430	2,765,118
Change in Net Assets Resulting From Operations	$10,360,544	$73,077,874	$3,186,144

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 9

Statements of Operations (Continued)	For the Periods Indicated

Monopoly ETF
For the period
May 15, 2025(b)
through
October 31, 2025
(Unaudited)
Investment Income:
Dividend income	$29,287
Foreign tax withholding	(562)
Total Investment Income	28,725
Expenses:
Advisory	35,956
Total Net Expenses	35,956
Net Investment Loss	(7,231)
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	25,402
Net realized gains (losses) from in-kind transactions	161,177
Change in unrealized appreciation (depreciation) on investments	1,867,315
Net Realized and Unrealized Gains (Losses)	2,053,894
Change in Net Assets Resulting From Operations	$2,046,663

(b)	Commencement of operations.

See notes which are an integral part of the Financial Statements

10 | Semi-Annual Financial Statements and Other Information

Statements of Changes in Net Assets

	Strategy Shares		Strategy Shares
	Gold Enhanced Yield ETF(a)		Nasdaq 7HANDLTM Index ETF
	Six months		Six months
	ended		ended
	October 31,	Year ended	October 31,	Year ended
	2025	April 30,	2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025
From Investment Activities:
Operations:
Net investment income	$1,031,821	$420,674	$9,332,444	$22,304,426
Net realized gains from investment, in-kind, and swap agreements	9,169,351	3,829,914	31,496,777	20,148,909
Change in unrealized appreciation (depreciation) on investments swap agreements	159,372	363,844	32,248,653	39,052,551
Change in net assets resulting from operations	10,360,544	4,614,432	73,077,874	81,505,886
Distributions to Shareholders:
Total distributions	(2,004,478)	(530,369)	(23,813,680)	(38,349,453)
Return of Capital	—	—	—	(15,883,865)
Change in net assets from distributions	(2,004,478)	(530,369)	(23,813,680)	(54,233,318)
Capital Transactions:
Proceeds from shares issued	86,148,827	30,467,926	—	3,727,895
Cost of shares redeemed	(5,497,749)	(4,645,364)	(62,755,805)	(158,725,646)
Change in net assets from capital transactions	80,651,078	25,822,562	(62,755,805)	(154,997,751)
Change in net assets	89,007,144	29,906,625	(13,491,611)	(127,725,183)
Net Assets:
Beginning of period	33,145,295	3,238,670	678,805,128	806,530,311
End of period	$122,152,439	$33,145,295	$665,313,517	$678,805,128
Share Transactions:
Issued	2,685,000	1,175,000	—	175,000
Redeemed	(165,000)	(175,000)	(2,880,000)	(7,400,000)
Change in shares	2,520,000	1,000,000	(2,880,000)	(7,225,000)

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 11

Statements of Changes in Net Assets (Continued)

	Strategy Shares Newfound/ReSolve
	Robust Momentum ETF		Monopoly ETF
			For the period
			May 15,
	Six months		2025(a)
	ended		through
	October 31,	Year Ended	October 31,
	2025	April 30,	2025
	(Unaudited)	2025	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$421,026	$318,860	$(7,231)
Net realized gains from investment and in-kind transactions	1,370,228	6,379,013	186,579
Change in unrealized appreciation (depreciation) on investments	1,394,890	(2,395,501)	1,867,315
Change in net assets resulting from operations	3,186,144	4,302,372	2,046,663
Distributions to Shareholders:
Total distributions	—	(310,837)	—
Change in net assets from distributions	—	(310,837)	—
Capital Transactions:
Proceeds from shares issued	334,380	3,038,100	10,154,246
Cost of shares redeemed	(8,661,623)	(9,137,183)	(891,907)
Change in net assets from capital transactions	(8,327,243)	(6,099,083)	9,262,339
Change in net assets	(5,141,099)	(2,107,548)	11,309,002
Net Assets:
Beginning of period	34,669,274	36,776,822	—
End of period	$29,528,175	$34,669,274	$11,309,002
Share Transactions:
Issued	10,000	100,000	400,000
Redeemed	(275,000)	(300,000)	(30,000)
Change in shares	(265,000)	(200,000)	370,000

(a)	Commencement of operations.

See notes which are an integral part of the Financial Statements

12 | Semi-Annual Financial Statements and Other Information

Financial Highlights	Strategy Shares

												Ratio of Net				Ratio of Net
	Net Asset	Net	Net realized		Distributions					Net Asset	Total	Expenses		Ratio of Gross		Investment
	Value,	investment	and	Total from	from net		Distributions			Value,	return at	to Average		Expenses to		Income (Loss)	Net Assets at
	beginning	income	unrealized	investment	investment		from Return		Total	end of	Net Asset	Net		Average Net		to Average	end of period	Portfolio
	of period	(loss)(a)	gains (losses)	activities	income		of Capital		distributions	period	Value(b)(c)	Assets(d)		Assets(d)(e)		Net Assets(d)	(000’s)	turnover(b)
Gold Enhanced Yield ETF*
Six months ended October 31, 2025 (Unaudited)	$28.82	0.57	5.12	5.69	(1.23)		—		(1.23)	$33.28	20.31%	0.78%		0.78%		3.60%	$122,152	9%
Year Ended April 30, 2025	$21.59	0.92	7.42	8.34	(1.11)		—		(1.11)	$28.82	39.59%	0.78%		0.78%		3.59%	$33,145	35%
Year Ended April 30, 2024	$21.07	0.55	0.63 (l)	1.18	(0.56)		(0.10)		(0.66)	$21.59	5.91%	0.79%		0.79%		2.77%	$3,239	12%
Year Ended April 30, 2023	$21.61	0.51	(0.54)	(0.03)	(0.51)		(0.00	) (j)	(0.51)	$21.07	0.09%	0.79%		0.79%		2.61%	$14,747	11%
May 17, 2021(i) through April 30, 2022	$25.00	0.28	(3.22)	(2.94)	(0.45)		—		(0.45)	$21.61	(11.94)%	0.78%		0.78%		1.24%	$15,129	—%
Nasdaq 7HANDLTM Index ETF
Six months ended October 31, 2025 (Unaudited)	$20.74	0.30	2.01	2.31	(0.76)		—		(0.76)	$22.29	11.29%	0.79	% (f)	0.79	% (f)	2.72%	$665,314	11%
Year Ended April 30, 2025	$20.19	0.62	1.43	2.05	(1.06)		(0.44)		(1.50)	$20.74	10.18%	0.79	% (f)	0.79	% (f)	2.88%	$678,805	32%
Year Ended April 30, 2024	$20.36	0.41	0.84	1.25	(1.02)		(0.40)		(1.42)	$20.19	6.36%	0.79	% (f)	0.79	% (f)	2.03%	$806,530	53%
Year Ended April 30, 2023	$22.25	0.48	(0.93)	(0.45)	(0.43	) (g)	(1.01	) (g)	(1.44)	$20.36	(1.83)%	0.78	% (f)	0.78	% (f)	2.31%	$1,079,441	58%
Year Ended April 30, 2022	$25.24	0.45	(1.68)	(1.23)	(1.69	) (h)	(0.07	) (h)	(1.76)	$22.25	(5.46)%	0.78	% (f)	0.78	% (f)	1.81%	$1,487,948	119%
Year Ended April 30, 2021	$23.40	0.45	3.13	3.58	(1.74)		—		(1.74)	$25.24	15.74%	0.95	% (f)	0.95	% (f)	1.82%	$465,724	68%
Newfound/ReSolve Robust Momentum ETF
Six months ended October 31, 2025 (Unaudited)	$30.82	0.46	3.06	3.52	—		—		—	$34.34	11.42%	0.75	% (f)	1.09	% (f)	2.82%	$29,528	163%
Year Ended April 30, 2025	$27.76	0.25	3.05	3.30	(0.24)		—		(0.24)	$30.82	11.85%	0.75	% (f)	0.93	% (f)	0.81%	$34,669	204%
Year Ended April 30, 2024	$25.64	0.66	2.10	2.76	(0.64)		—		(0.64)	$27.76	10.88%	0.75	% (f)	0.94	% (f)	2.50%	$36,777	245%
Year Ended April 30, 2023	$26.07	0.20	(0.44)	(0.24)	(0.19)		—		(0.19)	$25.64	(0.89)%	0.76	% (f)(k)	0.83	% (f)	0.78%	$49,348	246%
Year Ended April 30, 2022	$27.30	0.17	(1.23)	(1.06)	(0.17)		—		(0.17)	$26.07	(3.97)%	0.75	% (f)	0.82	% (f)	0.61%	$50,188	221%
Year Ended April 30, 2021	$21.55	0.21	5.78	5.99	(0.24)		(0.00	) (j)	(0.24)	$27.30	27.91%	0.75	% (f)	0.90	% (f)	0.88%	$42,321	309%
Monopoly ETF
May 15, 2025(i) through October 31, 2025 (Unaudited)	$25.00	(0.02)	5.58	5.56	—		—		—	$30.56	22.24%	0.78%		0.78%		(0.16)%	$11,309	5%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year.

(e)	Certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(g)	Subsequent to the issuance of the April 30, 2023 financial statements, an additional $0.17 of the distribution was determined to be a return of capital.

(h)	Subsequent to the issuance of the April 30, 2022 financial statements, an additional $0.81 of the distribution was determined to be a return of capital.

(i)	Commencement of operations.

(j)	Amount is less than ($0.005).

(k)	Excluding interest expense, the net expense ratio would have been 0.75%.

(l)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

*	Statement has been consolidated. See Note 2.A. in the Notes to the Financial Statements for the basis of consolidation

See notes which are an integral part of the Financial Statements

Semi-Annual Financial Statements and Other Information | 13

Notes to Financial Statements	October 31, 2025 (Unaudited)

(1)	Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in thirteen separate series. The accompanying Financial Statements relate to the following series: Strategy Shares Gold Enhanced Yield ETF (GOLY) (“Gold Enhanced Yield ETF”), Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL) (“Nasdaq 7HANDL™ Index ETF”), Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO) (“Newfound/ReSolve Robust Momentum ETF”), and Monopoly ETF (MPLY) (“Monopoly ETF”) (individually referred to as a “Fund,” or collectively as the “Funds”). Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF are classified as diversified under the 1940 Act, while Gold Enhanced Yield ETF and Monopoly ETF are classified as non-diversified under the 1940 Act. Gold Enhanced Yield ETF and Monopoly ETF are actively-managed exchange-traded funds. Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF are passively-managed exchange-traded funds. The investment objective of the Gold Enhanced Yield ETF is to seek income and long-term capital appreciation. The investment objective of the Nasdaq 7HANDL™ Index ETF is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index. The investment objective of the Newfound/ReSolve Robust Momentum ETF is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index. The investment objective of Monopoly ETF seeks to provide long-term capital appreciation. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Monopoly ETF commenced operations on May 15, 2025. Shares of the Nasdaq 7HANDL™ Index ETF are listed and traded on the Nasdaq. Shares of the Gold Enhanced Yield ETF, Newfound/ReSolve Robust Momentum ETF and Monopoly ETF are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Basis of Consolidation

The accompanying Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and Consolidated Financial Highlights of the Gold Enhanced Yield ETF include the accounts of its wholly owned subsidiary, SSGBI Fund Limited (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands, and primarily invests in gold futures contracts, other commodities and total return swaps, as well as, cash and cash equivalents such as treasury securities, which serve as collateral for the Subsidiary’s investment in gold futures contracts and total return swap investments. The Fund will invest up to 25% of its total assets in its Subsidiary. As of October 31, 2025, the net assets of the Subsidiary was 3% of the total net assets of the Fund. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

B. Investment in a Subsidiary

By investing in the Subsidiary, the Gold Enhanced Yield ETF is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Gold Enhanced Yield ETF’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Board, however, has oversight responsibility for the investment activities of the Gold Enhanced Yield ETF including its investment in its Subsidiary and the Gold Enhanced Yield ETF’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Gold Enhanced Yield ETF and/or the Subsidiary to operate as described in the prospectus and could adversely affect the Gold Enhanced Yield ETF, such as by reducing the Gold Enhanced Yield ETF’s investment returns. The financial statements of the Subsidiary have been consolidated with the Gold Enhanced Yield ETF’s financial statements in this report.

C. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

14 | Semi-Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the- counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over- the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are generally valued at the last quoted sales price of the swap (if exchange-listed) or of the underlying security (if such security is exchange-listed), or in the absence of a sale, fair valued at the mean between the current bid and ask prices, and are typically categorized as Level 2 in the fair value hierarchy. Other types of swaps may be fair valued by a pricing agent covering the specific type of swap.

The following table provides the fair value measurement as of October 31, 2025.

			Total
Fund	Level 1	Level 2	Investments
Gold Enhanced Yield ETF
Corporate Bonds	$—	$109,808,015	$109,808,015
Yankee Dollars	—	7,671,980	7,671,980
U.S. Treasury Obligation	—	1,478,925	1,478,925
Other Financial Instruments(1)
Total Return Swap Agreements	—	(1,726)	(1,726)
Total Investments	$—	$118,957,194	$118,957,194
Nasdaq 7HANDLTM Index ETF
Exchange-Traded Funds	$639,615,609	$—	$639,615,609
U.S. Treasury Obligations	—	19,754,364	19,754,364
Other Financial Instruments(1)
Total Return Swap Agreements	—	2,881,954	2,881,954
Total Investments	$639,615,609	$22,636,318	$662,251,927
Newfound/Resolve Robust
Momentum ETF
Exchange-Traded Funds	$29,408,493	$—	$29,408,493
Total Investments	$29,408,493	$—	$29,408,493
Monopoly ETF
Common Stocks(2)	$11,148,061	$—	$11,148,061
Total Investments	$11,148,061	$—	$11,148,061

(1)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

(2)	Please see the Portfolio of Investments for industry classifications.

For the period ended October 31, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during this year.

D. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

E. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Semi-Annual Financial Statements and Other Information | 15

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

F. Derivative Instruments

Swap Agreements: The Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Funds than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i. e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps: The Funds may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Funds will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Funds on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.”. The Funds may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Funds on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Funds will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker -dealer. The Funds will bear the counterparty risk (i. e., the risk of loss of the net amount), if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. As of October 31, 2025, the Gold Enhanced Yield ETF and the Nasdaq 7HANDL™ Index ETF each invested in total return swaps. The unrealized appreciation (depreciation) as of October 31, 2025 is disclosed in the Total Return Swap Agreement tables found earlier in this report.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2025.

	Assets	Liabilities
	Unrealized Appreciation	Unrealized Depreciation
Fund	on Swap Agreements	on Swap Agreements
Equity Risk Exposure:
Gold Enhanced Yield ETF	$121,965,975	$(121,967,701)
Nasdaq 7HANDLTM Index ETF	234,685,765	(231,803,811)

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended October 31, 2025.

	Net Realized Gains	Change in Unrealized
	(Losses) from Swap	Appreciation
	Agreements	(Depreciation) on Swaps
	Recognized as a Result	Recognized from
Fund	from Operations	Operations
Equity Risk Exposure:
Gold Enhanced Yield ETF	$9,176,387	$(1,726)
Nasdaq 7HANDLTM Index ETF	21,155,005	(5,675,542)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the Funds for swap agreements as of October 31, 2025. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the Funds or the counterparties, depending on whether the related swap agreements are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end.

	Gross Amounts Not Offset in the
	Statement of Assets and Liabilities*
	Gross Asset
	(Liability) as
	presented
	in the	Financial	Cash
	Statement of	Instruments	Collateral
	Assets and	(Received)	(Received)	Net
	Liabilities	Pledged	Pledged	Amount
Gold Enhanced Yield ETF
Swap Agreements - BNP Paribas SA	$(1,726)	$—	$—	$(1,726)
Nasdaq 7HANDLTM Index ETF
Swap Agreements - BNP Paribas SA	2,135,111	—	—	2,135,111
Swap Agreements -Canadian Imperial Bank of Commerce	746,843	—	—	746,843

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities

16 | Semi-Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

G. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Gold Enhanced Yield ETF, the Nasdaq 7HANDL™ Index ETF and the Monopoly ETF, dividends from net investment income, if any, are declared and paid monthly. For the Newfound/ReSolve Robust Momentum ETF, dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as a distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

H. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rational Advisors, Inc. (the “Advisor”) is the investment advisor of the Funds. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex.”. The Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF pay 0.60% and 0.49%, respectively, of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor.

The Gold Enhanced Yield ETF and Monopoly ETF each pay 0.79% of the Fund’s average daily net assets, computed daily and paid monthly, for services it receives from the Advisor. This fee is structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Fund, and the cost of printing and delivering to shareholders prospectuses and reports), except the

Fund’s Advisory fee; taxes; brokerage commissions and trading costs; interest expense (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

The Advisor has contractually agreed to waive all or a portion of its Advisory fee and/or reimburse certain operating expenses of the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF (exclusive of acquired fund fees and expenses; brokerage commissions and trading costs; interest expense (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, and non-routine or extraordinary expenses (such as litigation or reorganizational costs)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.80% and 0.75%, respectively, of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2026 for the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup Advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed the lesser of (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.

As of October 31, 2025, the Advisor may recoup amounts from the Fund as follows:

	Expires	Expires	Expires	Expires
Fund	4/30/26	4/30/27	4/30/28	4/30/29	Total
Newfound/ReSolve Robust Momentum ETF	$38,417	$79,546	$72,912	$50,975	$241,850

B.	Administration, Transfer Agent, Accounting, and Management/Legal administration Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain portfolio compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund, which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust, including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

Semi-Annual Financial Statements and Other Information | 17

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with management and legal administrative services. For these services, each Fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

– 0.030% of assets from $0 to $999,999,999; and

– 0.020% of assets of $1,000,000,000 and above

The asset-based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties. These fees, and their related amounts payable to MFund, are shown on the Statement of Operations and on the Statement of Assets and Liabilities, respectively, as “Management/Legal administration.”

Administration, Transfer Agent, Accounting, and Management/Legal administration Fees (as well as substantially all other expenses) for the Gold Enhanced Yield ETF and Monopoly ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted, but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D. Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period plus out-of-pocket expenses. The Custodian’s fees for the Gold Enhanced Yield ETF and Monopoly ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

E. Compliance Services

Pursuant to a Compliance Services Agreement, MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds in this report pay MFund an aggregate monthly fee, calculated as follows: $1,200 per month for the first fund in the fund family and $400 per month for each additional fund in this report; $400 per month for each adviser and sub-adviser; and 0.0025%, on an annualized basis, of the assets of each Fund in this report. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees are shown on the Statement of Operations as “Compliance officer.”. Compliance Services fees for the Gold Enhanced Yield ETF and Monopoly ETF, including the Fund’s share of any reimbursement for out-of-pocket expenses incurred, are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

(4)	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Gold Enhanced Yield ETF	$93,421,772	$5,467,068
Nasdaq 7HANDLTM Index ETF	78,845,458	69,292,072
Newfound/ReSolve Robust Momentum ETF	49,469,680	49,113,304
Monopoly ETF(a)	448,302	580,357

Purchases and sales of in-kind transactions for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Gold Enhanced Yield ETF	$—	$—
Nasdaq 7HANDLTM Index ETF	—	59,883,056
Newfound/ReSolve Robust Momentum ETF	333,867	8,633,153
Monopoly ETF(a)	10,105,067	878,845

(a)	From commencement of operations, May 5, 2025, through the period ended October 31, 2025.

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in -kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind subscriptions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

18 | Semi-Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

(6)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i. e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended October 31, 2025, the Funds did not incur any interest or penalties. The tax year end for the Nasdaq 7HANDL™ Index ETF is December 31 and the tax year end for the Gold Enhanced Yield ETF, Newfound/ReSolve Robust Momentum ETF, and Monopoly ETF is April 30.

As of the most recent tax year end, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)
December 31
Nasdaq 7HANDL™ Index ETF	$708,921,031	$53,886,293	$(36,201,848)	$17,684,445
April 30
Gold Enhanced Yield ETF	31,445,026	253,260	(208,023)	45,237
Newfound/ReSolve Robust Momentum ETF	33,864,865	994,796	(273,406)	721,390

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales and mark-to-market on swap agreements.

The tax character of distributions paid during the most recent tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
December 31
Nasdaq 7HANDL™ Index ETF	$42,168,487	$—	$42,168,487	$15,883,865	$58,052,352
April 30
Gold Enhanced Yield ETF	530,369	—	530,369	—	530,369
Newfound/ReSolve Robust Momentum ETF	310,837	—	310,837	—	310,387

As of the most recent tax year end, the components of accumulated earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Accumulated
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Loss)
December 31
Nasdaq 7HANDL™ Index ETF	$—	$—	$—	$(86,869,671)	$17,684,445	$(69,185,226)
April 30
Gold Enhanced Yield ETF	3,973,484	—	3,973,484	(1,258,309)	45,237	2,760,412
Newfound/ReSolve Robust Momentum ETF	52,364	1,172,517	1,224,881	—	721,390	1,946,271

Semi-Annual Financial Statements and Other Information | 19

Notes to Financial Statements (Continued)	October 31, 2025 (Unaudited)

Permanent Tax Differences:

As of the most recent tax year end, the following reclassifications relating primarily to redemptions in-kind, Controlled Foreign Corporations, Taxable over -distributions, Return of Capital, and Net Operating Losses have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

	Total Distributable	Paid in
Fund	Earnings (Loss)	Capital
December 31
Nasdaq 7HANDL™ Index ETF	$(7,669,763)	$7,669,763
April 30
Gold Enhanced Yield ETF	148,372	(148,372)
Newfound/ReSolve Robust Momentum ETF	(1,745,049)	1,745,049

Temporary tax differences (e.g. wash sales) do not require a reclassification.

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund’s deferred losses are as follows:

Late Year Ordinary
Fund	Loss Deferrals
December 31
Nasdaq 7HANDL™ Index ETF	$6,465,191

As of the most recent tax year end, Gold Enhanced Yield ETF and Newfound/ReSolve Robust Momentum ETF utilized capital loss carryforwards (“CLCF”) of $2,876 and $3,477,288, respectively to offset capital gains. The Funds have a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
December 31
Nasdaq 7HANDL™ Index ETF	$52,085,528	$28,318,952	$80,404,480
April 30
Gold Enhanced Yield ETF	275,056	983,253	1,258,309

(7)	Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8)	New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023- 09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

(9)	Underlying Fund Investments

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. As of October 31, 2025, the following underlying Funds comprised 25% or more of the net assets:

Percentage (%)
Strategy Shares Newfound/Resolve Robust Momentum ETF
iShares Core MSCI EAFE ETF	34.7%
iShares Core S&P 500 ETF	39.5%

(10)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2025.

20 | Semi-Annual Financial Statements and Other Information

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

During the period covered by the report, the Strategy Shares Nasdaq 7HANDL™ Index ETF and the Strategy Shares Newfound/ReSolve Robust Momentum ETF each paid $8,710 to the Independent Trustees for services to the Funds.

Because the Advisor has agreed in the Investment Advisory Agreement to cover all operating expenses of the Strategy Shares Gold Enhanced Yield ETF and Monopoly ETF subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Strategy Shares Gold Enhanced Yield ETF and Monopoly ETF from the Advisor’s investment advisory fees.

Semi-Annual Financial Statements and Other Information | 21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Approval of the Management Agreement between Strategy Shares (the “Trust”) and Rational Advisors, Inc. (“Rational”) with respect to Monopoly ETF

At a meeting of the Board of Trustees (the “Board”) of the Trust held on March 25, 2025, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of the management agreement between the Trust and Rational with respect to Monopoly ETF (the “Rational Management Agreement”).

In connection with the Board’s consideration of the approval of the Rational Management Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Rational (the “Rational 15(c) Response”). The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Rational Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for Monopoly ETF with respect to the approval of the Rational Management Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Rational Management Agreement.

Review of Rational 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Rational proposed to provide to Monopoly ETF pursuant to the Rational Management Agreement. The Board reviewed information concerning Rational’s resources, personnel, and business operations. The Board considered that Rational would oversee Monopoly ETF’s investment strategies, including fair valuation. The Board reviewed Rational’s Form ADV. The Board discussed the financial health of Rational and reviewed its balance sheet. The Board considered that MFund Services LLC, an affiliate of Rational, would provide Monopoly ETF with certain management, legal administrative, and compliance services, including providing the Trust’s CCO. The Board reviewed Rational’s compliance program, including its business continuity and cybersecurity programs. The Board considered that Rational currently serves as the investment advisor to three other series of the Trust, and eight series of Mutual Fund and Variable Investment Trust, an investment company affiliated with the Trust.

Performance. The Rational 15(c) Response stated that Rational does not manage any funds with an investment objective or principal investment strategies comparable to those of Monopoly ETF.

Fees and Expenses. The Board reviewed the proposed unified management fee under which Rational would pay all the routine expenses of Monopoly ETF, except for the management fee, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses. The Board considered that the estimated net expenses of Monopoly ETF were lower than the average net expenses of the peer group and within the range of average net expenses of the Morningstar Large Growth category.

The Board considered the proposed allocation of advisory fees between Rational and Rareview Capital LLC (“Rareview”), the proposed sub-advisor of Monopoly ETF, their respective duties, and other factors.

Profitability. A profitability analysis from Rational demonstrated that Rational expected to incur a loss in the first year of managing Monopoly ETF and a profit in the second year.

“Fall-out” Benefits. The Board considered the fall-out benefits that Rational expected to receive from its relationship with Monopoly ETF.

Economies of Scale. The Board considered whether Rational expected to share economies of scale with Monopoly ETF. The Board determined to revisit the matter of economies of scale as Monopoly ETF’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Rational Management Agreement. In connection with its deliberations, the Board reviewed materials prepared by Rational. Having requested, reviewed, and discussed in depth such information from Rational as the Board believed to be reasonably necessary to evaluate the terms of the Rational Management Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Rational Management Agreement was in the best interest of Monopoly ETF and its prospective shareholders.

22 | Semi-Annual Financial Statements and Other Information

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (Continued)

Approval of the Sub -Advisory Agreement between Rational Advisors, Inc. (“Rational”) and Rareview Capital LLC (“Rareview”) with respect to Monopoly ETF

At a meeting of the Board of Trustees (the “Board”) of the Trust held on March 25, 2025, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of the sub-advisory agreement between Rational and Rareview with respect to Monopoly ETF (the “Rareview Sub-Advisory Agreement”).

In connection with the Board’s consideration of the approval of the Rareview Sub-Advisory Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Rareview (the “Rareview 15(c) Response”). The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Rareview Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for Monopoly ETF with respect to the approval of the Rareview Sub-Advisory Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Rareview Sub-Advisory Agreement.

Review of Rareview 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Rareview proposed to provide to Monopoly ETF pursuant to the Rareview Sub-Advisory Agreement. The Board reviewed information concerning Rareview’s resources, personnel, and business operations, as well as Rareview’s Form ADV. The Board discussed the financial health of Rareview and reviewed financial information provided by Rareview regarding its assets under management, sales growth, and other financial metrics. The Board reviewed Rareview’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board considered that Rareview Systematic Equity ETF, an ETF advised by Rareview with an investment objective and principal investment strategies comparable to those of Monopoly ETF, outperformed the MSCI All World Index, its benchmark index, for the one-year and since-inception (January 20, 2022) periods ended December 31, 2024.

Fees and Expenses. The Board reviewed the proposed unified management fee under which Rational would pay all the routine expenses of Monopoly ETF, except for the management fee, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses. The Board considered that the estimated net expenses of the Fund were lower than the average net expenses of the peer group and within the range of average net expenses of the Morningstar Large Growth category. The Board considered the respective duties of Rational Advisors, Inc., Monopoly ETF’s proposed investment advisor, and Rareview and analyzed how fees would be allocated.

Profitability. A profitability analysis from Rareview demonstrated that Rareview expected to incur a loss in the first year of managing Monopoly ETF and a profit in the second year.

“Fall-out” Benefits. The Board considered the fall-out benefits that Rareview expected to receive from its relationship with Monopoly ETF.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Rareview Sub -Advisory Agreement. In connection with its deliberations, the Board reviewed materials prepared by Rareview. Having requested, reviewed, and discussed in depth such information from Rareview as the Board believed to be reasonably necessary to evaluate the terms of the Rareview Sub- Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Rareview Sub-Advisory Agreement was in the best interest of Monopoly and its prospective shareholders.

Semi-Annual Financial Statements and Other Information | 23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to these procedures.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategy Shares

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, Chief Executive Officer

Date	January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, Chief Executive Officer

Date	January 8, 2026

By (Signature and Title)	/s/ James Szilagyi
James Szilagyi, Treasurer

Date	January 8, 2026